UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 79.6%
Adjustable Rate Non-Agency(a) — 7.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$128,374	4.990%	04/25/35	$128,749
American Home Mortgage Assets Series 2006-3, Class 1A1
1,732,297	5.632	10/25/46	1,637,510
Banc of America Funding Corp. Series 2007-D, Class 1A5
2,300,000	4.214	06/20/47	1,944,938
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
41,523	6.714	08/25/33	41,773
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
559,321	5.063	06/25/35	563,312
Chase Mortgage Finance Corp. Series 2007-A1, Class 3A1
2,627,297	4.822	02/25/37	2,655,794
Chase Mortgage Finance Corp. Series 2007-A1, Class 5A1
905,629	4.170	02/25/37	879,374
Chase Mortgage Finance Corp. Series 2007-A1, Class 7A1
1,770,153	4.603	02/25/37	1,767,482
Countrywide Alternative Loan Trust Series 2005-38, Class A1
753,812	6.162	09/25/35	700,029
Countrywide Home Loan Trust Series 2003-37, Class 1A1
54,461	7.420	08/25/33	55,941
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
203,244	4.555	11/20/34	196,649
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
2,541,992	4.900	08/20/35	2,361,106
Countrywide Home Loan Trust Series 2006-HYB1, Class 3A1
2,505,687	5.279	03/20/36	2,321,475
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
277,031	5.280	03/25/33	279,856
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
88,794	4.750	12/25/34	85,794
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
952,686	4.244	11/19/35	892,164
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
2,207,021	5.746	12/19/35	2,202,357
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
827,272	4.174	01/19/36	787,537
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
546,593	5.376	08/25/35	514,683
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
2,039,362	5.441	09/25/35	2,043,128
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
655,571	5.065	07/25/35	660,701
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
1,851,664	4.200	07/25/35	1,783,209
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
1,728,551	4.752	07/25/35	1,671,745
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
898,608	4.071	07/25/35	903,426

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
$1,737,830	4.766%	07/25/35	$1,761,920
Lehman XS Trust Series 2007-4N, Class 3A2A
3,588,108	5.538	03/25/47	3,375,217
Luminent Mortgage Trust Series 2006-5, Class A1A
1,388,860	3.566	07/25/36	1,261,300
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
100,021	3.756	11/25/34	97,544
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
1,748,916	5.455	11/25/29	1,678,425
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
2,938,827	5.662	01/25/46	2,816,420
Residential Accredit Loans, Inc. Series 2005-QA10, Class A31
8,228,355	5.601	09/25/35	7,810,880
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
2,363,961	5.184	09/25/35	2,369,993
Sequoia Mortgage Trust Series 2004-09, Class A2(b)
990,122	4.171	10/20/34	931,818
Structured Adjustable Rate Mortgage Loan Trust Series 2004-01, Class 3A3
51,151	7.198	02/25/34	52,325
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 1A
366,934	7.103	05/25/34	369,010
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
270,976	4.380	05/25/34	266,744
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
103,998	5.250	09/25/34	100,932
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
465,051	5.450	11/25/34	443,875
Structured Adjustable Rate Mortgage Loan Trust Series 2007-09, Class 1A1
11,583,761	6.000	10/25/37	11,225,389
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
963,347	5.000	07/25/33	940,348
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
1,369,720	4.700	11/25/33	1,376,197
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
336,584	4.243	06/25/34	333,240
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR6, Class A1
7,537,056	5.038	04/25/35	7,348,131

TOTAL ADJUSTABLE RATE NON-AGENCY			71,638,440

Collateralized Mortgage Obligations — 2.1%
Interest Only(b) — 0.0%
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
800,523	0.356	10/25/33	1,266
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
95,725	5.500	06/25/33	2,984

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage - Backed Obligations — (continued)
Interest Only(b) — (continued)
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)(c)
$189,735	0.000%	07/25/33	$—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
254,858	0.605	08/25/33	121
FNMA Series 151, Class 2
22,946	9.500	07/25/22	6,411
FNMA Series 2004-47, Class EI(a)(d)
3,160,364	0.000	06/25/34	96,625
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
79,719	0.679	08/25/33	288
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
29,789	1.158	07/25/33	214
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X(a)
4,843,781	0.478	02/25/34	16,650
Washington Mutual Series 2003-AR07, Class X(a)
1,076,710	0.935	06/25/08	1,567

			126,126

Inverse Floaters(a) — 0.1%
GNMA Series 2001-48, Class SA
79,924	13.223	10/16/31	102,454
GNMA Series 2001-51, Class SA
63,316	14.815	10/16/31	80,858
GNMA Series 2001-51, Class SB
79,455	13.223	10/16/31	99,363
GNMA Series 2001-59, Class SA
69,709	13.061	11/16/24	89,098
GNMA Series 2002-13, Class SB
269,963	18.521	02/16/32	362,065

			733,838

Principal Only(c) — 0.0%
FNMA REMIC Trust Series G-35, Class N
19,504	0.000	10/25/21	15,726

Regular Floater(a) — 0.5%
BCAP LLC Trust Series 2006-RR1, Class CF
1,546,733	4.016	11/25/36	1,537,602
FHLMC Series 1760, Class ZB
231,774	3.520	05/15/24	227,568
FNMA REMIC Series 2006-5, Class 2A1
3,008,877	4.980	11/25/28	3,014,124
FNMA Series 2004-62, Class DI(d)
1,426,000	0.000	07/25/33	48,844
FNMA Series 2004-71, Class DI(d)
2,465,568	0.000	04/25/34	95,495

			4,923,633

Sequential Fixed Rate — 1.5%
FHLMC REMIC Series 2590, Class NV
2,000,000	5.000	03/15/18	2,059,943
FHLMC Series 2329, Class ZA
4,372,161	6.500	06/15/31	4,634,445

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage - Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FNMA REMIC Series 1993-78, Class H
$5,501	6.500%	06/25/08	$5,515
FNMA Series 2001-53, Class GH
579,639	8.000	09/25/16	630,575
GNMA 2002-42 Class KZ
6,564,838	6.000	06/16/32	6,759,815

			14,090,293

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$19,889,616

Commercial Mortgage-Backed Securities — 6.0%
Interest Only(a)(b)(f) — 0.2%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
17,723,003	1.350	03/13/40	534,381
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP
10,255,994	1.810	05/15/38	343,150
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
20,316,291	1.155	01/15/38	448,401
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
20,626,018	1.454	02/11/36	709,877

			2,035,809

Sequential Fixed Rate — 5.8%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
10,000,000	5.181	09/10/47	9,887,248
Banc of America Funding Corp. Series 2007-8, Class 2A1
7,738,760	7.000	10/25/37	7,910,468
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
10,000,000	5.400	07/15/44	9,938,847
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
9,358,839	7.202	10/15/32	9,826,883
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
8,000,000	6.278	11/15/39	8,279,250
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4
5,000,000	5.424	02/15/40	4,921,347
Morgan Stanley Capital I Series 2007-T25, Class A3
5,000,000	5.514	11/12/49	4,964,024

			55,728,067

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$57,763,876

Federal Agencies — 64.1%
Adjustable Rate FHLMC(a) — 1.2%
599,555	6.412	11/01/32	609,035
6,080,800	3.469	09/01/33	6,097,081
4,552,052	4.582	08/01/35	4,623,956

			11,330,072

Adjustable Rate FNMA(a) — 3.4%
181,902	6.985	06/01/32	183,791
1,242,711	4.720	11/01/32	1,270,867
1,300,294	4.821	12/01/32	1,319,943
6,396,849	4.201	05/01/33	6,447,472
152,461	4.542	06/01/33	154,267
6,301,758	4.094	10/01/33	6,363,377
5,464,685	4.434	02/01/35	5,567,274
6,344,995	4.824	09/01/35	6,463,933
4,776,270	5.254	06/01/37	4,879,829

			32,650,753

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage - Backed Obligations — (continued)
Adjustable Rate GNMA(a) — 1.0%
$207,232	6.375%	06/20/23	212,924
90,728	5.625	07/20/23	91,500
93,645	5.625	08/20/23	94,300
250,491	5.625	09/20/23	252,243
70,647	6.375	03/20/24	72,090
656,702	6.375	04/20/24	674,546
81,512	6.375	05/20/24	83,728
632,020	6.375	06/20/24	648,806
349,160	5.625	07/20/24	352,118
495,825	5.625	08/20/24	500,097
160,490	5.625	09/20/24	161,773
183,970	6.125	11/20/24	187,417
160,306	6.125	12/20/24	163,247
131,918	6.375	01/20/25	134,885
64,369	6.375	02/20/25	65,817
219,472	6.375	05/20/25	224,725
160,411	5.625	07/20/25	161,910
90,465	6.375	02/20/26	92,305
4,343	5.625	07/20/26	4,375
257,002	6.375	01/20/27	262,589
81,975	6.375	02/20/27	83,640
714,355	6.375	04/20/27	730,027
84,084	6.375	05/20/27	85,854
79,706	6.375	06/20/27	81,384
25,561	6.125	11/20/27	25,971
93,922	6.125	12/20/27	95,419
217,410	6.375	01/20/28	221,899
77,712	6.250	02/20/28	78,877
82,306	6.375	03/20/28	83,977
473,614	5.625	07/20/29	476,170
176,063	5.625	08/20/29	177,013
68,286	5.625	09/20/29	68,678
219,347	6.125	10/20/29	223,106
283,937	6.125	11/20/29	288,838
71,083	6.125	12/20/29	72,301
103,625	6.250	01/20/30	105,277
50,098	6.250	02/20/30	50,897
193,277	6.250	03/20/30	196,358
322,978	6.375	04/20/30	330,157
806,779	6.375	05/20/30	825,222
81,712	6.375	06/20/30	83,477
624,516	5.625	07/20/30	628,818
94,840	5.625	09/20/30	95,403
185,472	5.875	10/20/30	188,321
401,689	6.000	03/20/32	408,293

			10,146,772

FHLMC — 11.8%
1,291,291	5.500	12/01/08	1,302,965
57,309	7.000	06/01/09	58,618
904,026	6.500	12/01/13	940,260
36,014	4.000	02/01/14	35,453
24,674	6.500	02/01/14	25,663
596,276	4.000	03/01/14	586,998
117,336	4.000	04/01/14	115,510
3,634,589	7.500	11/01/14	3,823,529
10,373	7.000	02/01/15	10,848
1,689,318	5.500	07/01/15	1,739,759
158,139	8.000	07/01/15	167,820
17,691	7.000	01/01/16	18,521
79,517	7.000	02/01/16	83,245
48,339	7.000	09/01/17	51,545
31,198	7.000	10/01/17	33,267
560,929	4.500	05/01/18	563,315
453,901	5.500	05/01/18	466,492
135,321	4.500	06/01/18	135,897
2,412,229	5.500	06/01/18	2,479,141
527,294	4.500	09/01/18	529,537
392,569	4.500	10/01/18	394,240
43,975	10.000	10/01/18	50,947
406,337	4.500	11/01/18	408,065
10,051,743	4.500	12/01/18	10,094,510
1,997,951	5.000	12/01/18	2,031,677
148,279	4.500	01/01/19	148,910
294,791	4.500	03/01/19	295,821

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage - Backed Obligations — (continued)
FHLMC — (continued)
$12,232,442	4.000%	06/01/19	$12,042,145
7,255,271	4.500	06/01/19	7,286,140
578,679	5.000	06/01/19	587,095
5,796,685	5.000	11/01/19	5,888,362
801,313	4.500	02/01/20	803,492
74,823	10.000	07/01/20	87,434
92,980	10.000	10/01/20	108,869
335,357	6.500	07/01/21	348,187
24,647	6.500	08/01/22	25,593
177,480	9.000	10/01/22	197,581
1,589,187	4.500	10/01/23	1,558,691
11,976	7.500	03/01/27	13,184
825,349	6.500	07/01/28	853,506
5,107,080	6.500	12/01/29	5,346,882
18,832	8.000	07/01/30	20,038
49,820	7.500	12/01/30	53,252
6,051	7.500	01/01/31	6,467
330,447	7.000	04/01/31	353,037
226,758	6.500	07/01/31	237,406
1,708,680	6.000	05/01/33	1,755,828
2,467,392	6.000	10/01/34	2,534,162
4,404,823	4.500	10/01/35	4,257,094
4,966,070	5.500	11/01/35	5,032,545
25,385,259	5.500	03/01/36	25,709,249
4,245,134	5.500	05/01/36	4,299,304
7,665,749	7.000	11/01/37	8,070,867

			114,068,963

FNMA — 40.0%
2,014,660	6.039	12/01/08	2,009,552
42,313	5.500	01/01/09	42,802
1,897	6.500	02/01/09	1,979
556,800	5.500	05/01/09	566,604
90,052	5.500	06/01/09	91,034
408,543	4.500	03/01/13	417,254
185,722	4.500	05/01/13	189,755
248,511	4.000	06/01/13	251,427
398,930	4.500	06/01/13	407,662
334,020	4.000	07/01/13	337,939
414,654	4.500	07/01/13	423,810
468,125	4.000	08/01/13	473,634
195,434	4.500	08/01/13	199,780
690,607	4.000	09/01/13	698,749
824,029	4.500	09/01/13	842,487
1,401,034	4.000	10/01/13	1,417,579
78,372	7.000	03/01/14	83,689
697,451	4.000	04/01/14	705,683
3,120,771	5.500	09/01/14	3,210,949
117,455	7.000	03/01/15	122,793
33,288	8.000	01/01/16	35,173
459,491	8.000	11/01/16	501,705
597,201	5.000	11/01/17	607,993
20,267,124	5.000	12/01/17	20,618,611
3,708,257	5.000	01/01/18	3,775,714
4,639,603	5.000	02/01/18	4,720,568
4,083,603	5.000	03/01/18	4,148,454
564,480	4.500	04/01/18	566,685
1,502,922	5.000	04/01/18	1,529,416
2,604,001	4.500	05/01/18	2,615,048
555,262	5.000	05/01/18	564,838
4,802,292	4.500	06/01/18	4,821,764
2,446,568	5.000	06/01/18	2,485,927
377,088	4.500	07/01/18	378,687
133,776	5.000	07/01/18	135,900
9,952,729	4.000	08/01/18	9,836,408
436,259	4.500	08/01/18	438,109
97,651	5.000	08/01/18	99,202
732,529	4.500	09/01/18	735,636
1,401,221	5.000	09/01/18	1,425,920
5,960,208	4.500	10/01/18	5,985,494
7,402,262	5.000	10/01/18	7,532,746
540,460	4.500	11/01/18	542,754
68,379	5.000	11/01/18	69,465
699,282	4.500	12/01/18	702,248
1,368,407	5.500	12/01/18	1,406,169

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage - Backed Obligations — (continued)
FNMA — (continued)
$140,912	4.500%	01/01/19	$141,510
195,344	4.500	03/01/19	196,173
2,789,591	5.000	04/01/19	2,838,765
126,460	4.500	06/01/19	126,841
2,947,572	5.000	06/01/19	2,999,530
472,225	6.500	08/01/19	493,974
3,380,462	6.000	09/01/19	3,501,157
1,214,625	4.500	04/01/20	1,219,778
38,248	9.500	08/01/20	42,682
80,364	9.500	10/01/20	89,680
4,246,092	6.000	12/01/20	4,397,693
3,357,542	5.500	02/01/23	3,417,828
4,378,663	5.500	08/01/23	4,456,315
40,451	6.500	10/01/28	42,413
1,047,808	6.000	11/01/28	1,082,394
46,481	6.500	11/01/28	48,732
77,594	7.000	11/01/30	82,932
500,180	7.000	07/01/31	526,112
5,540,899	5.500	07/01/33	5,610,001
4,877,212	4.500	09/01/33	4,740,930
11,878	6.500	01/01/34	12,398
101,237	7.000	05/01/35	107,120
7,940,531	5.000	06/01/35	7,911,932
6,915,370	5.000	07/01/35	6,890,620
189,784	7.000	07/01/35	200,813
848,547	5.000	08/01/35	845,510
226,535	7.000	08/01/35	239,699
137,755	7.000	10/01/35	145,760
132,341	7.000	01/01/36	140,031
690,106	7.000	09/01/36	730,028
4,201,930	5.500	10/01/36	4,259,414
1,215,886	7.000	10/01/36	1,280,119
1,408,856	7.000	03/01/37	1,483,282
1,901,939	7.000	04/01/37	2,002,414
3,803,172	7.000	07/01/37	4,004,188
31,319	7.000	08/01/37	33,139
1,000,001	7.500	08/01/37	1,060,095
17,496,426	6.500	10/01/37	18,164,469
24,337,944	7.500	10/01/37	25,755,057

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage - Backed Obligations — (continued)
FNMA — (continued)
$21,649,743	6.500%		11/01/37	22,477,476
2,995,086	7.500		11/01/37	3,180,157
46,000,000	6.500		12/01/37	47,760,935
60,000,000	5.500		TBA-15yr(e)	60,787,500
51,000,000	7.000		TBA-15yr(e)	53,677,500

				387,980,891

GNMA — 6.7%
496	9.000		08/15/16	541
321,649	7.000		12/15/27	344,987
57,363	6.500		08/15/28	61,575
622,325	6.000		01/15/29	645,106
62,827	7.000		06/15/29	67,325
298,446	7.000		10/15/29	320,420
6,282,869	5.500		12/15/32	6,416,063
11,759,169	5.000		05/15/33	11,800,869
8,118,668	5.000		06/15/33	8,148,920
25,005,860	5.000		07/15/33	25,108,582
3,109,130	5.000		09/15/33	3,120,156
5,498,529	5.000		03/15/34	5,516,855
3,679,298	5.500		06/15/34	3,755,790

				65,307,189

TOTAL FEDERAL AGENCIES				$621,484,640

TOTAL MORTGAGE-BACKED OBLIGATIONS				$770,776,572

Agency Debentures — 12.4%
FFCB
$6,838,000	4.100%		07/21/08	$6,878,542
10,000,000	4.200		02/23/09	10,164,000
11,000,000	4.450		06/11/09	11,266,057
7,000,000	7.375		02/09/10	7,644,581
9,000,000	4.750		11/06/12	9,533,439
5,100,000	4.875	(g)	12/16/15	5,372,774
FHLB
3,900,000	3.500		02/13/09	3,936,727
1,500,000	7.625		05/14/10	1,652,528
8,400,000	4.500		09/14/12	8,770,245
10,000,000	5.375	(h)	06/13/14	10,943,860
8,800,000	5.375	(g)	05/18/16	9,599,603

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
FHLMC
$7,000,000	4.480%	09/19/08	$7,074,368
3,400,000	5.125 (g)	11/17/17	3,636,582
FNMA(g)
5,000,000	6.625	09/15/09	5,311,938
8,000,000	5.375	06/12/17	8,735,872
New Valley Generation II
3,293,033	5.572	05/01/20	3,599,666
Small Business Administration
381,374	6.700	12/01/16	398,307
346,823	7.150	03/01/17	364,186
248,135	7.500	04/01/17	261,844
138,181	7.300	05/01/17	145,604
108,856	6.800	08/01/17	113,987
274,414	6.300	05/01/18	286,566
229,447	6.300	06/01/18	239,731
Tennessee Valley Authority(g)
4,000,000	5.375	04/01/56	4,311,790

TOTAL AGENCY DEBENTURES			$120,242,797

Asset-Backed Securities — 2.3%
Home Equity — 2.3%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1(a)
$219,579	4.457%	04/25/34	$220,467
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(f)
4,182,504	4.376	10/25/37	4,067,485
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(f)
1,120,000	4.626	10/25/37	1,030,400
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(f)
2,200,000	4.826	10/25/37	1,914,000
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2(a)
594,954	3.736	10/25/34	566,822
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
875,684	4.526	02/15/34	766,747
Countrywide Home Equity Loan Trust Series 2005-B, Class 2A(a)
965,688	4.416	05/15/35	608,864
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
1,058,917	7.000	09/25/37	1,047,004
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
1,047,410	7.000	09/25/37	1,035,626
Household Home Equity Loan Trust Series 2007-3, Class APT(a)
4,365,448	5.159	11/20/36	4,266,626
Impac CMB Trust Series 2004-08, Class 1A(a)
485,790	3.736	10/25/34	479,044
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2(a)
21,324	3.726	08/25/34	20,329
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1(a)
3,291,646	5.408	10/25/35	3,258,082

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3(a)
$2,944,208	5.595%	07/25/36	$3,014,579

			22,296,075

Manufactured Housing — 0.0%
Mid-State Trust Series 4, Class A
230,495	8.330	04/01/30	257,394

TOTAL ASSET-BACKED SECURITIES			$22,553,469

U.S. Treasury Obligations(g) — 0.9%
United States Treasury Notes
$2,000,000	4.750%	05/31/12	$2,165,780
6,200,000	4.750	08/15/17	6,749,283

TOTAL U.S. TREASURY OBLIGATIONS			$8,915,063

Insured Revenue Bonds — 0.8%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$2,508,000
Sales Tax Asset Receivable Taxable Series B (FSA)
5,500,000	3.600	10/15/08	5,502,805

TOTAL INSURED REVENUE BONDS			$8,010,805

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND SECURITIES LENDING COLLATERAL			$930,498,706

Repurchase Agreement(i) — 14.1%
Joint Repurchase Agreement Account II
$136,900,000	2.988%	02/01/08	$136,900,000
Maturity Value: $136,911,363

	Interest
Shares	Rate	Value
Securities Lending Collateral(a) — 4.9%
State Street Navigator Securities Lending Prime Portfolio
47,360,429	3.920%	$47,360,429

TOTAL INVESTMENTS — 115.0%		$1,114,759,135

LIABILITIES IN EXCESS OF OTHER ASSETS — (15.0)%		(145,255,660)

NET ASSETS — 100.0%		$969,503,475

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(b) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $114,465,000 which represents approximately 11.8% of net assets as of January 31, 2008.
(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $9,047,694, which represents approximately 0.9% of net assets as of January 31, 2008.
(g) All or a portion of security is on loan.
(h) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(i) Joint repurchase agreement was entered into on January 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Assurance
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	95	March 2008	$23,060,063	$368,549
Eurodollars	23	June 2008	5,606,825	132,419
Eurodollars	23	September 2008	5,609,413	134,021
Eurodollars	23	December 2008	5,602,513	128,846
Eurodollars	23	March 2009	5,592,738	121,521
Eurodollars	23	June 2009	5,581,238	113,758
U.S. Treasury Bonds	119	March 2008	14,198,188	77,880
2 Year U.S. Treasury Notes	(137)	March 2008	(29,210,969)	6,176
5 Year U.S. Treasury Notes	708	March 2008	80,004,000	(69,451)
10 Year U.S. Treasury Notes	727	March 2008	84,854,531	1,824,915

TOTAL				$2,838,634

SWAP CONTRACTS — At January 31, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$30,000		04/07/08	4.339%	3 month LIBOR	$—	$326,563
	35,000		09/02/10	4.309	3 month LIBOR	—	1,410,926
	25,000		10/06/10	4.703	3 month LIBOR	—	1,298,766
	3,300	(a)	06/18/13	4.500	3 month LIBOR	28,884	96,212
	9,300	(a)	06/18/13	3 month LIBOR	4.500%	(234,143)	(118,399)
	30,000		12/09/14	4.641	3 month LIBOR	—	1,268,830
	9,000		05/25/15	4.533	3 month LIBOR	—	318,504
	4,200	(a)	06/18/18	3 month LIBOR	5.000	(328,492)	106,640
	43,000		11/02/19	3 month LIBOR	4.865	—	(1,827,692)
	35,000		11/12/19	3 month LIBOR	5.069	—	(1,223,938)
	36,200	(a)	06/18/23	3 month LIBOR	5.250	(2,113,720)	(163,066)
	4,000	(a)	06/18/28	5.250	3 month LIBOR	372,325	(139,751)
	13,200		04/09/35	5.266	3 month LIBOR	—	1,096,282

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

Bear Stearns & Co., Inc.	$52,800		08/20/12	3 month LIBOR	5.282%	$—	$(4,756,474)
	13,900	(a)	06/18/18	3 month LIBOR	5.000	(171,711)	(562,512)
	13,700	(a)	06/18/28	5.250%	3 month LIBOR	217,826	578,741
Deutsche Bank Securities, Inc.	33,340		11/17/10	3 month LIBOR	4.315	—	(739,099)
	14,660		12/24/10	3 month LIBOR	3.780	—	(158,306)
	6,450		12/29/10	3 month LIBOR	4.000	—	(95,248)
	10,850		12/29/10	3 month LIBOR	3.868	—	(133,213)
	14,220		01/07/11	3 month LIBOR	3.658	—	(115,654)
	16,150		01/28/11	3 month LIBOR	3.161	—	30,395
	117,000	(a)	06/18/13	3 month LIBOR	4.500	(3,988,876)	(446,340)
	58,800	(a)	06/18/13	4.500	3 month LIBOR	425,651	1,803,329
	29,400		11/17/15	4.920	3 month LIBOR	—	1,313,459
	12,800		12/24/15	4.520	3 month LIBOR	—	233,635
	5,600		12/29/15	4.745	3 month LIBOR	—	175,777
	9,500		12/29/15	4.630	3 month LIBOR	—	233,301
	12,400		01/07/16	4.487	3 month LIBOR	—	192,107
	14,000		01/28/16	4.224	3 month LIBOR	—	(20,135)
	4,700	(a)	06/18/18	5.000	3 month LIBOR	211,625	36,638
	18,000	(a)	06/18/23	3 month LIBOR	5.250	(1,001,432)	(130,671)
	4,600	(a)	06/18/28	3 month LIBOR	5.250	(260,078)	(7,382)
	8,210		11/17/38	3 month LIBOR	5.309	—	(504,591)
	3,510		12/24/38	3 month LIBOR	5.011	—	(45,286)
	1,560		12/29/38	3 month LIBOR	5.215	—	(68,958)
	2,620		12/29/38	3 month LIBOR	5.121	—	(77,993)
	3,400		01/07/39	3 month LIBOR	5.017	—	(44,358)
	3,840		01/28/39	3 month LIBOR	4.939	—	507
JPMorgan Securities, Inc.	127,400	(a)	06/18/13	4.500	3 month LIBOR	936,501	3,892,956

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

JPMorgan Securities, Inc.	$80,400	(a)	06/18/15	5.000%	3 month LIBOR	$2,322,193	$2,515,212
	30,000		03/07/16	3 month LIBOR	5.183%	—	(2,693,108)
	44,300	(a)	06/18/18	5.000	3 month LIBOR	1,184,157	1,155,849
	26,400	(a)	06/18/23	3 month LIBOR	5.250	(1,539,636)	(120,783)
	23,100	(a)	06/18/28	3 month LIBOR	5.250	(1,095,564)	(247,552)
	4,300	(a)	06/18/38	5.250	3 month LIBOR	196,332	74,524

TOTAL						$(4,838,158)	$3,718,644

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2008.
TOTAL RETURN INDEX SWAP CONTRACTS

	Notional
	Amount	Termination	Unrealized
Swap Counterparty	(000s)	Date	Gain

Banc of America Securities LLC	$6,000	06/03/08	$306,277
JPMorgan Securities, Inc.	9,000	06/03/08	459,416

TOTAL			$765,693

The fund receives monthly payments based on any positive monthly duration adjusted return of the Banc of America Securities LLC CMBS AAA 10 Yr Index. The fund makes payments on any negative monthly duration adjusted return of such index.

Investment Abbreviations:
CMBS	— Commercial Mortgage-Backed Securities
LIBOR	— London Interbank Offered Rate

TAX INFORMATION — At January 31, 2008 the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,099,103,666

Gross unrealized gain	20,195,160
Gross unrealized loss	(4,539,691)

Net unrealized security gain	$15,655,469

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 115.3%
Adjustable Rate Non-Agency(a) — 22.3%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$470,704	4.990%	04/25/35	$472,078
American Home Mortgage Assets Series 2006-3, Class 1A1
6,498,713	5.632	10/25/46	6,143,119
American Home Mortgage Assets Series 2006-3, Class 2A11
13,886,287	5.602	10/25/46	12,881,280
American Home Mortgage Assets Series 2007-1, Class A1
6,132,473	5.362	02/25/47	5,691,016
American Home Mortgage Investment Trust Series 2004-3, Class 1A
37,610	3.746	10/25/34	37,019
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
731,931	4.457	04/25/34	734,889
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
1,740,109	5.063	06/25/35	1,752,527
Bear Stearns Alt-A Trust II Series 2007-1, Class 1A1
3,777,318	6.269	09/25/47	3,822,622
Bear Stearns Alt-A Trust Series 2004-3, Class A1
159,135	4.016	04/25/34	152,475
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
2,272,116	4.980	07/25/35	2,227,305
Countrywide Alternative Loan Trust Series 2005-16, Class A1
1,374,646	6.307	06/25/35	1,305,707
Countrywide Alternative Loan Trust Series 2005-38, Class A1
376,906	6.162	09/25/35	350,014
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
1,439,919	4.644	11/20/35	1,338,432
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A
6,912,909	6.042	11/25/47	6,307,476
Countrywide Home Loan Trust Series 2003-52, Class A1
877,242	4.503	02/19/34	861,815
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
609,731	4.555	11/20/34	589,947
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
2,541,992	4.900	08/20/35	2,361,106
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
221,986	4.750	12/25/34	214,485
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
1,471,347	5.746	12/19/35	1,468,238
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
1,064,522	4.204	10/20/45	1,003,037
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
551,515	4.174	01/19/36	525,025
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
2,214,986	4.184	01/19/36	2,107,219
Impac CMB Trust Series 2004-08, Class 1A
182,171	4.096	10/25/34	179,641
Impac CMB Trust Series 2005-06, Class 1A1
2,126,517	3.626	10/25/35	2,014,893
Impac Secured Assets Corp. Series 2005-2, Class A1W
2,677,226	3.626	03/25/36	2,162,579

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
$1,093,186	5.376%	08/25/35	$1,029,365
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
679,787	5.441	09/25/35	681,043
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
1,966,713	5.065	07/25/35	1,982,102
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
925,832	4.200	07/25/35	891,604
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
864,276	4.752	07/25/35	835,872
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
898,608	4.071	07/25/35	903,426
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
868,915	4.766	07/25/35	880,960
Lehman XS Trust Series 2005-5N, Class 3A1A
1,732,843	3.676	11/25/35	1,637,760
Lehman XS Trust Series 2006-2N, Class 1A1
2,287,844	3.636	02/25/46	2,164,740
Lehman XS Trust Series 2007-04N, Class 3A2A
2,691,081	5.538	03/25/47	2,531,413
Lehman XS Trust Series 2007-16N, Class 2A2
2,964,570	4.226	09/25/47	2,719,993
Luminent Mortgage Trust Series 2006-5, Class A1A
694,430	3.566	07/25/36	630,650
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
1,655,167	5.638	12/25/46	1,564,783
Master Adjustable Rate Mortgages Trust Series 2007-1, Class I2A3
1,778,940	5.528	01/25/47	1,724,460
Merrill Lynch Alternative Note Asset Series 2007-AF1, Class AV1
2,793,852	5.665	06/25/37	2,586,083
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
1,898,437	5.348	10/25/34	1,934,230
Mortgage IT Trust Series 2005-5, Class A1
1,440,656	3.636	12/25/35	1,359,597
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
1,763,296	5.662	01/25/46	1,689,852
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
2,185,566	5.208	09/25/35	2,208,387
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
1,575,974	5.184	09/25/35	1,579,995
Sequoia Mortgage Trust Series 2004-09, Class A2
609,306	4.171	10/20/34	573,427
Structured Adjustable Rate Mortgage Loan Series 2004-06, Class 3A2
1,234,189	4.708	06/25/34	1,247,140
Structured Adjustable Rate Mortgage Loan Series 2004-19, Class 2A2
181,818	7.062	01/25/35	182,878
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
812,929	4.380	05/25/34	800,232
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
346,660	5.250	09/25/34	336,442

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
$1,479,707	5.450%	11/25/34	$1,412,331
Structured Adjustable Rate Mortgage Loan Trust Series 2007-09, Class 1A1
9,653,135	6.000	10/25/37	9,354,491
Structured Adjustable Rate Mortgage Loan Trust Series 2007-10, Class 1A1
6,737,110	6.000	11/25/37	6,332,883
Structured Asset Mortgage Investments, Inc. Series 2007-AR3, Class 2A1
6,813,175	3.566	09/25/47	6,384,198
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
3,974,071	6.162	08/25/47	3,883,576
Structured Asset Securities Corp. Series 2003-26A, Class 3A5
1,000,000	4.530	09/25/33	1,002,787
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
68,486	4.700	11/25/33	68,810
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
249,974	4.520	12/25/33	246,341
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
1,065,850	4.243	06/25/34	1,055,261
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR9, Class 2A
3,496,734	5.502	11/25/46	3,332,086
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
3,668,842	5.309	03/25/37	3,740,858
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR07, Class 2A
3,561,599	5.642	07/25/46	3,385,256
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class 2A
9,805,420	5.382	12/25/46	9,250,003
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY3, Class 4A1
4,496,414	5.349	03/25/37	4,565,663
Wells Fargo Alternative Loan Trust Series 2007- PA6, Class A1
13,055,029	6.603	12/28/37	12,994,480
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
1,645,823	5.408	10/25/35	1,629,041
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR6, Class A1
3,768,528	5.038	04/25/35	3,674,066

TOTAL ADJUSTABLE RATE NON-AGENCY			163,692,509

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — 1.5%
Interest Only(b) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
$50,005	5.500%	04/25/33	$3,742
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
324,486	5.500	06/25/33	29,486
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
522,080	0.356	10/25/33	825
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(c)
174,916	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
3,762	5.500	04/25/33	76
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
1,595	5.750	05/25/33	16
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
19,145	5.500	06/25/33	597
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
431,264	5.250	07/25/33	61,901
FHLMC REMIC Series 2575, Class IB
200,419	5.500	08/15/30	14,431
FNMA Series 2004-47, Class EI(a)(d)
1,419,874	0.000	06/25/34	43,411
FNMA Series 2004-62, Class DI(a)(d)
633,778	0.000	07/25/33	21,708
FNMA Series E, Class E2
663	506.000	09/01/10	3,772
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
53,146	0.679	08/25/33	192
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
14,894	1.158	07/25/33	107
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X(a)
818,206	0.478	02/25/34	2,813
Washington Mutual Mortgage Pass-Through Certificates Series 2003-S3, Class 1A41
256,421	5.500	06/25/33	18,277

			201,354

Inverse Floaters(a) — 0.0%
FHLMC Series 1544, Class M
1,937	15.158	07/15/08	1,934
FNMA Series 1993-072, Class SA
649	9.475	05/25/08	651
FNMA Series 1993-093, Class SA
930	12.292	05/25/08	938
FNMA Series 1993-095, Class SE
1,150	12.650	06/25/08	1,158
FNMA Series 1993-135, Class S
10,474	9.750	07/25/08	10,637
GNMA Series 2001-48, Class SA
26,641	13.223	10/16/31	34,151

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(a) — (continued)
GNMA Series 2001-51, Class SB
$26,485	13.223%	10/16/31	$33,121
GNMA Series 2001-59, Class SA
40,018	13.061	11/16/24	51,149

			133,739

Planned Amortization Class — 0.7%
FNMA REMIC Series 1993-63, Class PK
3,320	6.500	05/25/08	3,325
FNMA REMIC Series 1993-76, Class PJ
10,819	6.000	06/25/08	10,837
FNMA REMIC Series 2003-88, Class TH
5,000,000	4.500	09/25/18	4,998,294

			5,012,456

Regular Floater(a)(d) — 0.2%
FHLMC REMIC Series 3038, Class XA
73,654	0.000	09/15/35	73,782
FHLMC REMIC Series 3313, Class AU
88,405	0.000	04/15/37	92,224
FHLMC Series 3013, Class XH
173,900	0.000	08/15/35	188,571
FHLMC Series 3325, Class SX
1,164,903	0.000	06/15/37	1,196,044
FNMA REMIC Series 2006-81, Class LF
84,642	0.000	09/25/36	84,150

			1,634,771

Sequential Fixed Rate — 0.6%
FHLMC REMIC Series 1703, Class GC
1,043,429	6.500	04/15/09	1,041,998
FHLMC REMIC Series 1823, Class A
538,768	6.500	08/15/23	543,467
FHLMC REMIC Series 2042, Class N
746,762	6.500	03/15/28	776,716
FHLMC REMIC Series 2458, Class OD
25,397	6.000	04/15/16	25,390
FHLMC REMIC Series 2590, Class NV
1,000,000	5.000	03/15/18	1,029,972
FNMA REMIC Series 2000-16, Class ZG
992,000	8.500	06/25/30	1,106,116
FNMA REMIC Trust Series 1993-101, Class PJ
37,895	7.000	06/25/08	38,011

			4,561,670

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$11,543,990

Commercial Mortgage-Backed Securities — 5.7%
Interest Only(a)(b)(e) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
5,008,675	1.173	03/13/40	151,020

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(a)(b)(e) — (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
$5,335,592	0.975%	01/15/38	$117,762
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
5,448,382	1.454	02/11/36	187,515

			456,297

Sequential Fixed Rate — 5.6%
Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A4
4,000,000	5.115	10/10/45	4,005,485
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5,000,000	5.181	09/10/47	4,943,624
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW14, Class A4
4,000,000	5.201	12/11/38	3,885,179
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PW10, Class A4
5,000,000	5.405	12/11/40	5,108,714
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
5,000,000	5.334	11/10/45	4,991,942
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A2
103,859	5.969	03/15/26	104,239
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
2,000,000	4.954	09/15/30	1,949,502
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
2,000,000	5.197	11/15/30	1,977,256
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
3,500,000	5.156	02/15/31	3,438,425
Morgan Stanley Capital I Series 2007-T25, Class A3
7,000,000	5.514	11/12/49	6,943,758
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
4,000,000	5.210	10/15/44	3,979,659

			41,327,783

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$41,784,080

Federal Agencies — 85.8%
Adjustable Rate FHLMC(a) — 0.9%
640,975	4.245	04/01/33	648,237
5,852,638	4.582	08/01/35	5,945,087

			6,593,324

Adjustable Rate FNMA(a) — 1.5%
28,705	5.609	07/01/22	28,949
44,275	5.483	07/01/27	44,494
78,567	5.483	11/01/27	78,955
9,361	5.483	01/01/31	9,437
16,758	5.483	06/01/32	16,917
39,756	5.609	08/01/32	39,806
3,121,421	4.667	05/01/33	3,152,555
93,198	5.609	05/01/33	93,522

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$645,718	4.853%	06/01/33	$658,520
676,264	4.344	12/01/33	674,663
1,248,520	4.645	08/01/34	1,263,201
4,403,634	4.567	02/01/35	4,476,793
41,102	5.483	11/01/35	41,200
186,882	5.483	12/01/37	188,417
82,283	5.483	01/01/38	82,963
71,344	5.483	11/01/40	71,940

			10,922,332

Adjustable Rate GNMA(a) — 0.6%
89,486	6.375	06/20/23	91,945
40,323	5.625	07/20/23	40,667
41,620	5.625	08/20/23	41,911
111,330	5.625	09/20/23	112,108
30,506	6.375	03/20/24	31,130
283,576	6.375	04/20/24	291,281
35,198	6.375	05/20/24	36,155
272,917	6.375	06/20/24	280,166
155,182	5.625	07/20/24	156,497
220,366	5.625	08/20/24	222,265
71,330	5.625	09/20/24	71,899
79,442	6.125	11/20/24	80,930
69,223	6.125	12/20/24	70,493
56,965	6.375	01/20/25	58,246
27,796	6.375	02/20/25	28,421
94,772	6.375	05/20/25	97,040
71,294	5.625	07/20/25	71,960
39,065	6.375	02/20/26	39,859
1,930	5.625	07/20/26	1,944
110,978	6.375	01/20/27	113,391
35,398	6.375	02/20/27	36,117
308,472	6.375	04/20/27	315,239
36,309	6.375	05/20/27	37,073
34,419	6.375	06/20/27	35,143
10,778	6.125	11/20/27	10,950
40,557	6.125	12/20/27	41,203
93,882	6.375	01/20/28	95,820
34,539	6.250	02/20/28	35,057
35,541	6.375	03/20/28	36,263
210,495	5.625	07/20/29	211,631
78,250	5.625	08/20/29	78,672
30,349	5.625	09/20/29	30,524
94,718	6.125	10/20/29	96,341
122,610	6.125	11/20/29	124,726
30,695	6.125	12/20/29	31,221
46,056	6.250	01/20/30	46,790
22,266	6.250	02/20/30	22,621
85,901	6.250	03/20/30	87,270
139,467	6.375	04/20/30	142,568
348,382	6.375	05/20/30	356,346
35,285	6.375	06/20/30	36,047
277,563	5.625	07/20/30	279,475
42,151	5.625	09/20/30	42,401
80,090	5.875	10/20/30	81,320
453,925	4.500	12/20/34	455,458

			4,704,584

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — 11.1%
$214,067	5.000%	12/01/12	$217,941
36,014	4.000	02/01/14	35,453
596,271	4.000	03/01/14	586,998
117,335	4.000	04/01/14	115,510
131,701	4.000	05/01/14	133,386
9,853	7.000	04/01/15	10,294
23,298	7.000	02/01/16	24,391
83,275	6.000	03/01/16	86,347
249,244	5.000	11/01/17	253,139
373,951	4.500	05/01/18	375,543
2,695,504	5.000	05/01/18	2,736,066
90,213	4.500	06/01/18	90,598
737,238	4.000	08/01/18	726,782
15,743	4.500	08/01/18	15,751
351,526	4.500	09/01/18	353,024
261,711	4.500	10/01/18	262,826
678,124	4.500	11/01/18	681,010
11,093,553	5.000	11/01/18	11,260,486
14,741,865	4.500	12/01/18	14,786,537
6,625,493	5.000	12/01/18	6,737,335
433,028	4.500	01/01/19	433,610
675,097	5.000	01/01/19	685,256
1,773,852	4.500	02/01/19	1,774,728
793,506	5.000	02/01/19	805,162
1,885,898	4.500	03/01/19	1,887,136
60,392	5.000	03/01/19	61,270
658,910	4.000	04/01/19	647,850
36,939	4.500	04/01/19	36,924
245,581	5.000	04/01/19	249,153
72,601	5.000	05/01/19	73,657
4,017,234	4.500	06/01/19	4,034,326
666,529	5.000	06/01/19	676,223
69,252	5.000	07/01/19	70,259
355,453	5.000	08/01/19	360,623
279,086	5.000	10/01/19	283,145
35,241	4.500	11/01/19	35,226
1,656,063	4.500	02/01/20	1,660,565
87,657	5.000	04/01/20	88,831
893,778	5.500	04/01/20	915,945
83,621	5.000	06/01/20	84,741
90,975	5.000	07/01/20	92,193
5,280,582	4.500	08/01/20	5,283,150
857,203	4.500	10/01/20	857,620
119,023	5.000	11/01/20	120,616
94,869	5.000	01/01/21	96,296
4,755,042	5.500	05/01/21	4,867,106
3,197,092	4.500	08/01/23	3,160,311
32,554	7.500	03/01/27	35,836
2,445,227	6.500	01/01/29	2,561,504
860,832	6.500	04/01/29	901,559
432,803	6.500	12/01/29	453,126
330,447	7.000	04/01/31	353,037
2,670,671	7.000	09/01/31	2,853,249
1,187,856	7.000	04/01/32	1,259,133
2,621,893	7.000	05/01/32	2,779,221
859,267	6.000	05/01/33	882,976
400,538	6.500	08/01/33	418,011

			81,328,991

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — 71.7%
$82,837	4.000%	06/01/13	$83,809
111,340	4.000	07/01/13	112,646
156,042	4.000	08/01/13	157,878
295,224	4.000	09/01/13	298,705
6,888	5.500	09/01/13	7,077
613,057	4.000	10/01/13	620,297
16,495	5.500	02/01/14	16,948
464,967	4.000	04/01/14	470,455
3,273	5.500	04/01/14	3,362
7,230	5.500	04/01/16	7,436
7,784	5.500	08/01/16	8,005
95,834	5.500	11/01/16	98,563
179,563	5.000	12/01/16	183,154
77,016	5.500	12/01/16	79,209
111,475	5.500	01/01/17	114,649
33,467	5.000	02/01/17	34,137
260,894	5.000	04/01/17	266,111
70,244	5.000	05/01/17	71,649
8,196	5.500	05/01/17	8,418
354,334	5.000	06/01/17	361,420
38,132	5.500	07/01/17	39,168
5,200	5.500	09/01/17	5,341
13,554,248	5.000	10/01/17	13,778,145
3,338,153	5.000	11/01/17	3,393,692
11,052,258	5.000	12/01/17	11,236,565
239,393	4.500	01/01/18	240,496
4,917,996	5.000	01/01/18	5,001,330
61,650	5.500	01/01/18	63,382
3,603,281	5.000	02/01/18	3,664,972
50,272	5.500	02/01/18	51,705
6,483	6.000	02/01/18	6,664
455,756	4.500	03/01/18	457,358
8,424,587	5.000	03/01/18	8,562,721
642,196	4.500	04/01/18	644,620
4,915,815	5.000	04/01/18	5,001,630
88,316	5.500	04/01/18	90,816
4,227,648	4.500	05/01/18	4,245,650
4,628,003	5.000	05/01/18	4,708,856
16,196	5.500	05/01/18	16,637
65,589	6.000	05/01/18	67,422
8,708,259	4.500	06/01/18	8,740,764
6,477,566	5.000	06/01/18	6,584,612
1,916,228	4.500	07/01/18	1,924,357
1,773,177	5.000	07/01/18	1,801,783
3,937,202	4.000	08/01/18	3,891,187
1,167,302	4.500	08/01/18	1,172,040
429,792	5.000	08/01/18	436,618
571,177	5.000	09/01/18	580,248
1,355,141	5.000	10/01/18	1,376,663
2,744,032	5.000	11/01/18	2,787,986
399,392	6.000	11/01/18	410,556
581,519	7.000	11/01/18	607,946
589,799	4.000	12/01/18	582,906
52,362	4.500	12/01/18	52,584
4,776,582	5.000	12/01/18	4,852,437
1,368,407	5.500	12/01/18	1,406,169
715,884	6.000	12/01/18	735,892
226,834	5.000	01/01/19	230,436
563,387	6.000	01/01/19	579,133

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$324,842	5.000%	02/01/19	$329,934
13,366	5.500	02/01/19	13,721
4,587,504	5.000	04/01/19	4,668,370
62,840	5.500	04/01/19	64,458
201,442	6.000	04/01/19	208,904
281,534	4.000	05/01/19	277,599
319,800	5.000	05/01/19	324,879
16,315	5.500	05/01/19	16,758
41,312	6.000	05/01/19	42,766
960,339	5.000	06/01/19	975,566
86,137	5.500	07/01/19	88,355
7,695,414	5.000	08/01/19	7,814,176
227,178	5.500	08/01/19	233,026
112,191	5.000	09/01/19	113,973
105,131	5.500	09/01/19	107,838
1,448,769	6.000	09/01/19	1,500,496
1,380,088	4.000	10/01/19	1,360,800
60,796	5.000	10/01/19	61,735
222,215	5.500	10/01/19	227,934
140,451	5.000	11/01/19	142,618
66,717	5.500	11/01/19	68,434
142,975	5.000	12/01/19	145,182
49,210	5.500	12/01/19	50,477
403,697	5.500	02/01/20	414,435
368,816	5.000	03/01/20	374,508
1,819,754	6.000	12/01/20	1,884,725
91,120	5.500	01/01/21	93,466
147,624	7.000	09/01/21	157,650
405,549	7.000	06/01/22	432,683
191,066	7.000	07/01/22	203,850
55,800	6.500	01/01/29	58,366
3,714	7.000	01/01/29	3,970
126,031	6.500	04/01/29	131,678
98,846	6.500	05/01/29	103,275
913,793	6.500	06/01/29	954,740
496,850	6.500	07/01/29	519,113
54,075	6.500	09/01/29	56,498
3,915	7.000	09/01/29	4,185
8,931	7.000	02/01/30	9,545
101,398	7.000	08/01/31	106,634
3,853	7.000	03/01/32	4,112
2,857	7.000	04/01/32	3,048
10,942	7.000	05/01/32	11,680
28,136	7.000	06/01/32	30,021
3,727	7.000	07/01/32	3,977
7,282	6.500	08/01/32	7,597
294,374	6.500	11/01/32	307,099
232,543	6.000	01/01/33	239,220
5,367	6.000	02/01/33	5,521
133,846	6.000	06/01/33	137,605
44,113	6.000	07/01/33	45,352
110,680	6.000	09/01/33	113,787
31,397	6.000	10/01/33	32,279
250,306	5.500	07/01/34	253,962
72,020	6.000	11/01/34	73,997
1,890,807	6.000	12/01/34	1,942,702
700,485	7.500	05/01/35	750,245
389,151	7.500	08/01/36	412,571
209,104	7.500	12/01/36	221,688

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$17,850,441	7.000%	04/01/37	$18,793,435
2,155,860	7.500	05/01/37	2,284,342
265,625	7.000	07/01/37	277,283
1,999,802	7.500	07/01/37	2,119,979
8,182,827	7.000	08/01/37	8,656,920
74,854	7.500	08/01/37	79,105
33,131	7.000	09/01/37	34,585
5,410,585	7.500	09/01/37	5,726,004
23,324,985	6.500	10/01/37	24,215,108
3,512,509	7.000	10/01/37	3,693,088
3,372,711	7.500	10/01/37	3,569,842
29,488,985	6.500	11/01/37	30,616,232
10,840,407	7.500	11/01/37	11,511,135
6,464,490	8.000	11/01/37	6,917,535
116,413	7.500	12/01/37	123,409
3,825,002	8.000	12/01/37	4,075,180
159,242	8.000	01/01/38	169,499
119,000,000	6.500	TBA-15yr(f)	123,313,750
141,000,000	7.000	TBA-15yr(f)	148,402,500

			526,558,129

GNMA — 0.0%
1,044	6.000	12/15/23	1,105
32,056	6.000	03/15/26	33,251
28,853	6.000	04/15/26	29,929

			64,285

TOTAL FEDERAL AGENCIES			$630,171,645

TOTAL MORTGAGE-BACKED OBLIGATIONS			$847,192,224

Agency Debenture(g) — 0.4%
Tennessee Valley Authority
$2,800,000	5.375%	04/01/56	$3,018,253

Asset-Backed Securities — 1.6%
Home Equity — 1.6%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(e)
$2,323,613	4.376%	10/25/37	$2,259,714
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(e)
570,000	4.626	10/25/37	524,400
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(e)
1,100,000	4.826	10/25/37	957,000
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7(a)
2,291	6.970	12/25/13	2,282
Countrywide Home Equity Loan Trust Series 2002-E, Class A(a)
63,640	4.496	10/15/28	54,623
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
284,059	4.496	06/15/29	266,852
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(a)
92,200	4.456	12/15/29	88,878

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
$875,684	4.526%	02/15/34	$766,746
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A(a)
91,166	4.526	12/15/33	79,152
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(a)
332,496	4.516	02/15/34	297,227
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A(a)
564,101	4.476	04/15/35	522,213
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
818,254	7.000	09/25/37	809,049
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
809,362	7.000	09/25/37	800,257
Household Home Equity Loan Trust Series 2007-3, Class APT(a)
3,416,438	5.159	11/20/36	3,339,098
Morgan Stanley Capital, Inc. Series 2004-HE1, Class A4(a)
548,071	3.746	01/25/34	495,890
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII(a)
259,799	3.856	03/25/34	252,013

TOTAL ASSET-BACKED SECURITIES			$11,515,394

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 117.3%			$861,725,871

Repurchase Agreement(h) — 18.7%
Joint Repurchase Agreement Account II
$137,000,000	2.988%	02/01/08	$137,000,000
Maturity Value: $137,011,371

TOTAL INVESTMENTS — 136.0%			$998,725,871

LIABILITIES IN EXCESS OF OTHER ASSETS — (36.0)%			(264,317,710)

NET ASSETS — 100.0%			$734,408,161

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(b) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

(e) Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $4,197,411, which represents approximately 0.6% of net assets as of January 31, 2008.
(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $271,716,250 which represents approximately 37.0% of net assets as of January 31, 2008.
(g) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(h) Joint repurchase agreement was entered into on January 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD SALES CONTRACT — At January 31, 2008, the Fund had the following Forward Sales Contract:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA (Proceeds Receivable: $2,013,750)	5.000%	TBA-15yr	02/19/08	$2,000,000	$2,026,876

FUTURES CONTRACTS — At January 31, 2008, the following futures contracts were open:

	Number of
	Contracts Long	Settlement	Notional	Unrealized
Type	(Short)	Month	Value	Gain (Loss)

Eurodollars	(235)	March 2008	$(57,043,312)	$(418,954)
Eurodollars	(153)	June 2008	(37,297,575)	(523,725)
Eurodollars	(147)	September 2008	(35,851,462)	(453,054)
Eurodollars	(63)	December 2008	(15,346,012)	(82,676)
Eurodollars	(63)	March 2009	(15,319,238)	(52,977)
Eurodollars	(63)	June 2009	(15,287,738)	(32,502)
Eurodollars	(72)	September 2009	(17,441,100)	(25,978)
Eurodollars	(72)	December 2009	(17,412,300)	(20,578)
U.S. Treasury Bonds	(290)	March 2008	(34,600,625)	(466,849)
2 Year U.S. Treasury Notes	(33)	March 2008	(7,036,219)	4,740
5 Year U.S. Treasury Notes	272	March 2008	30,736,000	364,320
10 Year U.S. Treasury Notes	215	March 2008	25,094,531	23,754

TOTAL				$(1,684,479)

SWAP CONTRACTS — At January 31, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$12,000		09/02/10	4.309%	3 month LIBOR	$—	$483,746
	15,000		10/06/10	4.703	3 month LIBOR	—	778,115
	15,600	(a)	06/18/13	4.500	3 month LIBOR	136,543	454,819
	2,400	(a)	06/18/18	3 month LIBOR	5.000%	(187,709)	60,937
	21,500	(a)	06/18/23	3 month LIBOR	5.250	(1,266,755)	(85,480)
	2,400	(a)	06/18/28	5.250	3 month LIBOR	223,395	(83,851)
Bear Stearns & Co., Inc.	8,600	(a)	06/18/18	3 month LIBOR	5.000	(106,238)	(348,029)
	8,400	(a)	06/18/28	5.250	3 month LIBOR	133,557	354,848
Deutsche Bank Securities, Inc.	22,340		11/17/10	3 month LIBOR	4.315	—	(495,245)
	10,540		12/24/10	3 month LIBOR	3.780	—	(113,816)
	4,380		12/29/10	3 month LIBOR	4.000	—	(64,680)

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank Securities, Inc.	$6,280		12/29/10	3 month LIBOR	3.868%	$—	$(77,104)
	10,210		01/07/11	3 month LIBOR	3.658	—	(83,040)
	6,800		01/28/11	3 month LIBOR	3.161	—	12,798
	28,100	(a)	06/18/13	4.500%	3 month LIBOR	279,635	785,575
	10,100	(a)	06/18/13	3 month LIBOR	4.500	(236,210)	(146,659)
	19,700		11/17/15	4.920	3 month LIBOR	—	880,107
	9,200		12/24/15	4.520	3 month LIBOR	—	167,925
	3,800		12/29/15	4.745	3 month LIBOR	—	119,278
	5,500		12/29/15	4.630	3 month LIBOR	—	135,069
	8,900		01/07/16	4.487	3 month LIBOR	—	137,883
	5,900		01/28/16	4.224	3 month LIBOR	—	(8,486)
	2,900	(a)	06/18/18	5.000	3 month LIBOR	130,577	22,606
	19,700	(a)	06/18/23	5.250	3 month LIBOR	865,106	373,919
	8,700	(a)	06/18/23	3 month LIBOR	5.250	(484,026)	(63,158)
	2,800	(a)	06/18/28	3 month LIBOR	5.250	(158,309)	(4,493)
	5,500		11/17/38	3 month LIBOR	5.309	—	(338,033)
	2,520		12/24/38	3 month LIBOR	5.011	—	(32,513)
	1,060		12/29/38	3 month LIBOR	5.215	—	(46,856)
	1,520		12/29/38	3 month LIBOR	5.121	—	(45,248)
	2,440		01/07/39	3 month LIBOR	5.017	—	(31,833)
	1,620		01/28/39	3 month LIBOR	4.939	—	214
JPMorgan Securities, Inc.	14,100	(a)	06/18/15	5.000	3 month LIBOR	407,413	440,938
	10,000		03/07/16	3 month LIBOR	5.183	—	(899,666)
	49,500	(a)	06/18/18	5.000	3 month LIBOR	1,219,994	1,394,685
	18,200	(a)	06/18/28	3 month LIBOR	5.250	(810,377)	(247,835)
	5,400	(a)	06/18/38	5.250	3 month LIBOR	246,557	93,588

TOTAL						$393,153	$3,481,025

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2008.

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TOTAL RETURN INDEX SWAP CONTRACTS

	Notional
	Amount	Termination	Unrealized
Swap Counterparty	(000s)	Date	Gain (Loss)

Banc of America Securities LLC	$14,000	02/04/08	$252,930
	9,000	03/04/08	(50,853)
	18,000	06/03/08	(917,922)
Citibank NA	6,000	02/04/08	(302,206)
	2,500	06/03/08	(125,896)
DMG & Partners	2,200	06/03/08	(112,091)

TOTAL			$(1,256,038)

The fund receives monthly payments based on any positive monthly duration adjusted return of the Banc of America Securities LLC CMBS AAA 10 Yr Index. The fund makes payments on any negative monthly duration adjusted return of such index.

Investment Abbreviation:
CMBS	— Commercial Mortgage-Backed Securities
LIBOR	— London Interbank Offered Rate

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$994,568,053

Gross unrealized gain	11,936,669
Gross unrealized loss	(7,778,851)

Net unrealized security gain	$4,157,818

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — 19.5%
Automotive — 0.1%
General Motors Acceptance Corp. LLC
	$2,900,000	6.875%		09/15/11	$2,532,972

Banks — 4.0%
ANZ Capital Trust II(a)(b)
	3,500,000	5.360		12/15/49	3,198,297
Associates Corp. NA(c)
	2,000,000	8.550		07/15/09	2,116,950
Astoria Financial Corp.(b)
	4,600,000	5.750		10/15/12	4,635,673
Bank of America Corp.
	500,000	5.375		06/15/14	509,016
	3,250,000	5.750		12/01/17	3,343,860
	7,250,000	8.000	(b)(d)	01/30/49	7,530,937
Citigroup, Inc.
	2,000,000	7.250		10/15/11	2,178,466
	4,325,000	5.850		07/02/13	4,546,142
Fleet Boston Financial Corp.
	450,000	7.375		12/01/09	480,060
Greater Bay Bancorp Series D
	2,900,000	5.125		04/15/10	3,009,252
GreenPoint Financial Corp.
	2,400,000	3.200		06/06/08	2,388,734
HBOS Capital Funding LP(a)(b)(d)
	4,325,000	6.071		06/30/49	4,101,791
ING Capital Funding Trust III(b)(d)
	2,150,000	8.439		12/31/49	2,318,001
JPMorgan & Co., Inc.
	155,000	6.000		01/15/09	158,278
JPMorgan Chase & Co.
	7,950,000	6.000		01/15/18	8,250,526
JPMorgan Chase Bank NA
	4,475,000	6.000		10/01/17	4,661,204
Mizuho JGB Investment LLC(a)(b)(d)
	1,600,000	9.870		06/30/49	1,619,848
MUFG Capital Finance 1 Ltd.(d)
	4,650,000	6.346		07/25/49	4,361,983
National Australia Bank Ltd.(b)
	2,000,000	8.600		05/19/10	2,215,202
Regions Financial Corp.
	4,500,000	7.000		03/01/11	4,720,171
Resona Bank Ltd.(a)(b)(d)
	3,500,000	5.850		04/15/49	3,234,504
EUR	2,675,000	4.125		09/27/49	3,567,294
Resona Preferred Global Securities Ltd.(a)(b)(d)
	$1,375,000	7.191		12/29/49	1,364,008
Royal Bank of Scotland Group PLC(b)
	4,500,000	9.118		03/31/49	4,874,508
	2,425,000	6.990	(a)(d)	10/29/49	2,425,628
Santander Issuances S.A. Unipersonal(a)(b)(d)
	1,600,000	5.805		06/20/16	1,646,592
	400,000	6.671		10/24/49	405,266
Sovereign Bank
	1,000,000	4.000		02/01/08	1,000,000

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Sovereign Bank
	$375,000	5.125%		03/15/13	$348,056
	2,550,000	4.375	(b)(d)	08/01/13	2,548,975
Union Planters Corp.
	150,000	7.750		03/01/11	160,282
Wachovia Bank NA
	5,000,000	7.875		02/15/10	5,403,754
Wells Fargo & Co.
	500,000	3.500		04/04/08	499,869
	8,500,000	4.375		01/31/13	8,497,713
	1,850,000	5.625		12/11/17	1,901,202
Wells Fargo Bank NA
	1,000,000	6.450		02/01/11	1,064,018

					105,286,060

Brokerage — 1.5%
Bear Stearns Cos., Inc.
	500,000	4.500		10/28/10	491,451
	4,225,000	6.400		10/02/17	4,010,780
	4,900,000	7.250		02/01/18	4,899,819
FMR Corp.(a)
	500,000	4.750		03/01/13	512,957
Lehman Brothers Capital Trust VII(b)(d)
	2,200,000	5.857		11/30/49	1,699,500
Lehman Brothers Holdings, Inc.
	4,500,000	5.250		02/06/12	4,481,608
EUR	2,650,000	5.375		10/17/12	3,831,603
	$1,375,000	5.625		01/24/13	1,392,764
	4,825,000	6.200		09/26/14	4,965,687
Merrill Lynch & Co., Inc.
	4,575,000	5.450		02/05/13	4,582,114
	2,950,000	6.400		08/28/17	2,994,181
Morgan Stanley
	2,300,000	5.750		08/31/12	2,379,382
	3,000,000	5.300	(b)	03/01/13	2,979,322

					39,221,168

Captive Financial — 0.2%
International Lease Finance Corp.
	2,625,000	4.950		02/01/11	2,620,566
Nelnet, Inc.(b)
	2,580,000	5.125		06/01/10	2,521,786

					5,142,352

Diversified Manufacturing(a)(b) — 0.1%
Tyco Electronics Group SA
	1,950,000	6.000		10/01/12	2,045,866

Electric — 1.2%
Arizona Public Service Co.(b)
	2,590,000	5.800		06/30/14	2,640,251
	4,425,000	6.250		08/01/16	4,666,249
CenterPoint Energy, Inc. Series B(b)
	550,000	7.250		09/01/10	592,324
Commonwealth Edison Co.(b)
	2,400,000	5.875		02/01/33	2,243,321
	2,725,000	5.900		03/15/36	2,544,095

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Electric — (continued)
FirstEnergy Corp. Series C(b)
$3,150,000	7.375%	11/15/31	$3,437,016
MidAmerican Energy Holdings Co.(b)
2,210,000	7.520	09/15/08	2,253,437
3,575,000	6.125	04/01/36	3,558,614
NiSource Finance Corp.(b)(d)
5,000,000	5.585	11/23/09	4,877,910
Progress Energy, Inc.(b)
50,000	5.625	01/15/16	50,752
2,250,000	7.750	03/01/31	2,656,681
Union Electric Co.
500,000	6.750	05/01/08	502,605

			30,023,255

Energy(b) — 0.8%
Canadian Natural Resources Ltd.
2,250,000	5.150	02/01/13	2,294,851
2,050,000	5.700	05/15/17	2,051,341
2,675,000	6.500	02/15/37	2,627,400
EnCana Corp.
6,175,000	6.500	02/01/38	6,372,693
Kerr-McGee Corp.
4,575,000	6.950	07/01/24	4,871,971
Transocean, Inc.
3,675,000	6.800	03/15/38	3,823,540

			22,041,796

Entertainment — 0.1%
Time Warner Entertainment Co.
2,175,000	8.375	03/15/23	2,515,784

Environmental(b) — 0.1%
Waste Management, Inc.
2,000,000	7.375	08/01/10	2,142,638

Food & Beverage — 0.3%
Cargill, Inc.(a)(b)
6,425,000	6.000	11/27/17	6,500,307
Kraft Foods, Inc.
2,375,000	6.500	08/11/17	2,479,367

			8,979,674

Gaming(b) — 0.1%
Harrah’s Operating Co., Inc.
2,475,000	5.500	07/01/10	2,221,313
MGM Mirage, Inc.
850,000	8.500	09/15/10	879,750

			3,101,063

Health Care — Services(a) — 0.3%
UnitedHealth Group, Inc.
7,700,000	5.500	11/15/12	7,983,668

Life Insurance — 0.5%
American International Group, Inc.(b)(d)
1,675,000	6.250	03/15/37	1,463,432

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Corporate Bonds — (continued)
Life Insurance — (continued)
Americo Life, Inc.(a)(b)
$1,600,000	7.875%		05/01/13	$1,669,136
Phoenix Life Insurance Co.(a)(b)
3,200,000	7.150		12/15/34	3,536,451
Principal Financial Group Australia(a)(b)
2,750,000	8.200		08/15/09	2,946,856
Reinsurance Group of America, Inc.
550,000	6.750		12/15/11	583,199
Symetra Financial Corp.(a)(b)(d)
3,100,000	8.300		10/15/37	3,237,814

				13,436,888

Media — Cable — 1.5%
Comcast Cable Communications Holdings, Inc.
7,395,000	8.375		03/15/13	8,393,660
2,050,000	9.455		11/15/22	2,561,418
Cox Communications, Inc.(b)
7,211,000	4.625		01/15/10	7,231,007
5,050,000	5.875	(a)	12/01/16	5,037,491
Cox Enterprises, Inc.(a)(b)
2,825,000	4.375		05/01/08	2,828,351
Rogers Cable, Inc.(b)
1,525,000	7.875		05/01/12	1,690,010
1,575,000	5.500		03/15/14	1,551,981
Time Warner Cable, Inc.(b)
8,050,000	5.400		07/02/12	8,173,366
150,000	6.550		05/01/37	148,592
Viacom, Inc.(b)
1,975,000	5.750		04/30/11	2,018,238

				39,634,114

Media — Non Cable(b) — 0.5%
AMFM, Inc.
5,325,000	8.000		11/01/08	5,519,301
News America, Inc.
2,750,000	6.400		12/15/35	2,714,082
4,400,000	6.650	(a)	11/15/37	4,467,113

				12,700,496

Metals & Mining(b) — 0.2%
Inco Ltd.
5,550,000	5.700		10/15/15	5,570,229

Noncaptive — Financial — 1.6%
American General Finance Corp.
2,525,000	5.900		09/15/12	2,564,307
Countrywide Home Loans, Inc.
750,000	6.250		04/15/09	701,250
550,000	5.625		07/15/09	505,262
GATX Financial Corp.(b)
5,775,000	5.125		04/15/10	5,854,770
General Electric Capital Corp.
3,000,000	7.375		01/19/10	3,217,600
345,000	6.125		02/22/11	365,306
1,300,000	6.000		06/15/12	1,384,327
HSBC Finance Corp.
250,000	8.000		07/15/10	274,240

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Noncaptive — Financial — (continued)
HSBC Finance Corp.
$8,375,000	5.700%	06/01/11	$8,612,825
1,000,000	6.375	10/15/11	1,071,782
PHH Corp.(b)
7,950,000	6.000	03/01/08	7,962,529
1,900,000	7.125	03/01/13	1,846,271
Residential Capital LLC(b)
5,200,000	6.375	06/30/10	3,380,000
SLM Corp.
5,775,000	5.400	10/25/11	5,280,452

			43,020,921

Pipelines(b) — 1.2%
Boardwalk Pipelines LP
4,400,000	5.875	11/15/16	4,455,407
CenterPoint Energy Resources Corp. Series B
4,075,000	5.950	01/15/14	4,190,437
Energy Transfer Partners LP
2,175,000	5.650	08/01/12	2,200,090
6,450,000	5.950	02/01/15	6,490,486
Enterprise Products Operating LP
3,525,000	5.600	10/15/14	3,516,987
2,450,000	5.000	03/01/15	2,345,639
ONEOK Partners LP
2,625,000	6.650	10/01/36	2,588,741
2,900,000	6.850	10/15/37	2,954,607
Panhandle Eastern Pipe Line Co.
1,350,000	4.800	08/15/08	1,348,125
Southern Natural Gas Co.(a)
1,650,000	5.900	04/01/17	1,651,069

			31,741,588

Property/Casualty Insurance — 1.3%
AON Capital Trust A
1,852,000	8.205	01/01/27	1,868,897
Arch Capital Group Ltd.(b)
3,200,000	7.350	05/01/34	3,290,749
Aspen Insurance Holdings Ltd.(b)
1,525,000	6.000	08/15/14	1,569,435
CNA Financial Corp.
98,000	6.600	12/15/08	99,766
500,000	5.850 (b)	12/15/14	503,063
Endurance Specialty Holdings Ltd.(b)
2,950,000	6.150	10/15/15	2,987,111
Hartford Financial Services Group, Inc.(b)
2,000,000	7.900	06/15/10	2,186,386
QBE Insurance Group Ltd.(a)(b)(d)
3,150,000	5.647	07/01/23	3,187,936
Swiss Re Capital I LP(a)(b)(d)
5,100,000	6.854	05/29/49	4,933,541
The Chubb Corp.(b)(d)
4,225,000	6.375	03/29/67	4,148,416
White Mountains Reinsurance Group Ltd.(a)(b)
4,900,000	6.375	03/20/17	4,578,462
ZFS Finance USA Trust I(a)(b)(d)
625,000	6.150	12/15/65	591,056

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
ZFS Finance USA Trust IV(a)(b)(d)
$3,050,000	5.875%	05/09/32	$2,875,983

			32,820,801

Real Estate Investment Trust(b) — 0.9%
Brandywine Operating Partnership LP
3,740,000	4.500	11/01/09	3,655,397
Highwoods Properties, Inc.
3,525,000	5.850	03/15/17	3,155,108
iStar Financial, Inc.
2,200,000	5.650	09/15/11	1,972,529
iStar Financial, Inc. Series B
3,275,000	5.700	03/01/14	2,789,900
Liberty Property LP
1,100,000	7.250	03/15/11	1,124,161
Simon Property Group LP(c)
1,625,000	7.000	06/15/08	1,647,981
Westfield Capital Corp.(a)
3,725,000	5.125	11/15/14	3,473,332
Westfield Group(a)
4,411,000	5.400	10/01/12	4,456,358

			22,274,766

Retailers(b) — 0.6%
CVS Caremark Corp.
4,525,000	5.750	06/01/17	4,676,248
Marks & Spencer PLC(a)
2,850,000	6.250	12/01/17	2,893,722
3,825,000	7.125	12/01/37	3,764,080
Nordstrom, Inc.
5,250,000	6.250	01/15/18	5,409,448

			16,743,498

Technology(b) — 0.2%
Fiserv, Inc.
4,800,000	6.125	11/20/12	4,993,982

Tobacco — 0.1%
Altria Group, Inc.
475,000	7.000	11/04/13	538,740
1,020,000	7.750	01/15/27	1,308,083

			1,846,823

Wireless Telecommunications(b) — 0.8%
America Movil SA de CV
1,800,000	5.500	03/01/14	1,796,292
AT&T Wireless Services, Inc.
5,775,000	7.875	03/01/11	6,337,279
Intelsat
3,850,000	5.250	11/01/08	3,811,500
Sprint Capital Corp.
3,100,000	7.625	01/30/11	3,126,008
2,735,000	6.875	11/15/28	2,267,825

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications(b) — (continued)
Telecom Italia Capital SA
$2,475,000	4.875%	10/01/10	$2,493,344

			19,832,248

Wirelines Telecommunications — 1.3%
Ameritech Capital Funding
775,000	6.250	05/18/09	806,159
AT&T, Inc.(b)
2,725,000	4.125	09/15/09	2,739,812
BellSouth Corp.(b)
7,000,000	6.000	10/15/11	7,388,038
Deutsche Telekom International Finance BV
2,800,000	5.375 (b)	03/23/11	2,862,017
2,900,000	8.250	06/15/30	3,577,748
France Telecom SA(b)
5,750,000	7.750	03/01/11	6,263,428
Qwest Capital Funding, Inc.(b)
500,000	7.900	08/15/10	500,625
Telecom Italia Capital(b)
3,050,000	4.000	01/15/10	3,023,154
2,625,000	4.950	09/30/14	2,539,552
Telefonica Europe BV(b)
2,575,000	7.750	09/15/10	2,781,338
TPSA Finance BV(a)
2,200,000	7.750	12/10/08	2,276,283

			34,758,154

TOTAL CORPORATE BONDS			$510,390,804

Mortgage-Backed Obligations — 88.2%
Adjustable Rate Non-Agency(d) — 24.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$2,267,936	4.990%	04/25/35	$2,274,557
American Home Mortgage Assets Series 2007-1, Class A1
21,025,622	5.362	02/25/47	19,512,055
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
83,046	6.714	08/25/33	83,547
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
3,513,270	4.457	04/25/34	3,527,469
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
8,389,812	5.063	06/25/35	8,449,683
Bear Stearns Adjustable Rate Mortgage Trust Series 2006-2, Class 3A2
790,892	5.750	07/25/36	798,130
Bear Stearns Alt-A Trust II Series 2007-1, Class 1A1
19,830,921	6.269	09/25/47	20,068,767
Bear Stearns Alt-A Trust Series 2005-8, Class 11A1
2,691,292	3.646	10/25/35	2,623,729
Bear Stearns Mortgage Funding Trust Series 2006-AR2, Class 1A1
20,859,859	3.576	09/25/36	19,188,317

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Chase Mortgage Finance Corp. Series 2007-A1, Class 1A3
$14,068,738	4.355%	02/25/37	$13,904,366
Chase Mortgage Finance Corp. Series 2007-A1, Class 4A1
6,690,766	4.475	02/25/37	6,610,082
Chase Mortgage Finance Corp. Series 2007-A1, Class 5A1
2,716,888	4.170	02/25/37	2,638,122
Countrywide Alternative Loan Trust Series 2005-38, Class A1
1,884,530	6.162	09/25/35	1,750,072
Countrywide Alternative Loan Trust Series 2005-51, Class 1A1
5,161,290	4.254	11/20/35	4,869,718
Countrywide Alternative Loan Trust Series 2005-51, Class 2A1
6,153,522	4.234	11/20/35	5,803,983
Countrywide Alternative Loan Trust Series 2005-51, Class 4A1
7,579,231	4.254	11/20/35	7,116,824
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
6,911,613	4.644	11/20/35	6,424,474
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
5,759,678	4.314	11/20/35	5,209,361
Countrywide Alternative Loan Trust Series 2005-62, Class 1A1
11,609,323	3.676	12/25/35	10,690,791
Countrywide Alternative Loan Trust Series 2006-OA19, Class A1
9,278,451	4.114	02/20/47	8,463,857
Countrywide Home Loan Trust Series 2003-37, Class 1A1
54,461	7.420	08/25/33	55,941
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1
8,459,312	4.855	04/20/35	8,160,053
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
2,913,158	4.555	11/20/34	2,818,635
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
11,054,711	4.900	08/20/35	10,268,064
Countrywide Home Loan Trust Series 2006-3, Class 1A1
4,543,278	3.616	03/25/36	4,280,804
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
104,656	5.280	03/25/33	105,723
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
7,920,809	4.224	10/19/45	7,504,816
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
1,154,326	4.750	12/25/34	1,115,323
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
4,868,678	4.398	06/25/34	4,747,587
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
10,003,207	4.244	11/19/35	9,367,721
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
6,621,062	5.746	12/19/35	6,607,072
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,654,545	4.174	01/19/36	1,575,075
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
9,745,936	4.184	01/19/36	9,271,765
Harborview Mortgage Loan Trust Series 2006-12, Class 2A2A
15,405,215	4.124	01/19/38	14,320,583

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount *	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Impac CMB Trust Series 2005-06, Class 1A1
$8,080,765	3.626%	10/25/35	$7,656,593
Impac Secured Assets Corp. Series 2005-2, Class A1W
8,567,122	3.626	03/25/36	6,920,252
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
5,465,928	5.376	08/25/35	5,146,827
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
5,438,298	5.441	09/25/35	5,448,342
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
7,959,193	3.596	04/25/46	7,244,105
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
9,439,596	3.586	05/25/46	8,803,192
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
6,480,823	4.200	07/25/35	6,241,230
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
2,592,827	4.752	07/25/35	2,507,617
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
1,797,217	4.071	07/25/35	1,806,851
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
6,951,320	4.766	07/25/35	7,047,681
Lehman XS Trust Series 2005-5N, Class 3A1A
8,911,763	3.676	11/25/35	8,422,766
Lehman XS Trust Series 2005-9N, Class 1A1
10,010,814	3.646	02/25/36	9,408,024
Luminent Mortgage Trust Series 2006-2, Class A1A
9,124,852	3.576	02/25/46	8,419,941
Luminent Mortgage Trust Series 2006-5, Class A1A
4,861,010	3.566	07/25/36	4,414,551
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
166,702	3.756	11/25/34	162,573
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
3,310,335	5.638	12/25/46	3,129,565
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
3,672,723	5.455	11/25/29	3,524,692
Mortgage IT Trust Series 2005-AR1, Class 1A1
8,926,546	3.626	11/25/35	8,248,954
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
8,228,715	5.662	01/25/46	7,885,975
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
23,618,597	6.549	11/25/37	23,589,074
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
13,113,397	5.208	09/25/35	13,250,320
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
7,091,883	5.184	09/25/35	7,109,979
Sequoia Mortgage Trust Series 2003-4, Class 1A2
2,256,254	4.084	07/20/33	2,159,265
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
3,987,224	4.380	05/25/34	3,924,949
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
1,663,969	5.250	09/25/34	1,614,920

Principal	Interest	Maturity
Amount *	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
$7,271,702	5.450%	11/25/34	$6,940,598
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1
14,917,606	3.606	02/25/36	13,637,982
Structured Asset Mortgage Investments, Inc. Series 2006-AR2, Class A1
8,431,975	3.606	02/25/36	7,941,642
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
23,844,426	6.162	08/25/47	23,301,456
Structured Asset Securities Corp. Series 2003-26A, Class 3A4
1,324,886	4.500	09/25/33	1,325,627
Structured Asset Securities Corp. Series 2003-26A, Class 3A5
4,000,000	4.530	09/25/33	4,011,150
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
3,749,607	4.520	12/25/33	3,695,118
Thornburg Mortgage Securities Trust Series 2006-5, Class A1
23,282,713	3.496	09/25/46	22,319,423
Washington Mutual Mortgage Alternative Pass-Through Certificates Series 2006-AR9, Class 2A
20,980,403	5.502	11/25/46	19,992,513
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
5,104,861	4.243	06/25/34	5,054,144
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR08, Class 2A1A
8,979,327	3.666	07/25/45	8,477,383
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
5,201,116	3.696	08/25/45	4,845,281
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1
9,443,774	3.666	10/25/45	8,839,045
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
3,920,331	5.582	09/25/46	3,701,390
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A2, Class 1A
6,814,495	5.362	03/25/47	6,130,638
Washington Mutual Series 2002-AR19, Class A7
362,361	6.320	02/25/33	360,023
Washington Mutual Series 2005-AR15, Class A1A1
10,775,004	3.636	11/25/45	10,123,674
Washington Mutual Series 2005-AR17, Series A1A1
8,464,220	3.646	12/25/45	8,025,879
Wells Fargo Alternative Loan Trust Series 2007- PA6, Class A1
23,274,134	6.604	12/28/37	23,166,189
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR06, Class A1
23,364,873	5.039	04/25/35	22,779,207

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount *	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
$8,229,116	5.486%	10/25/35	$8,145,204
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
23,850,221	5.106	03/25/36	24,265,856

TOTAL ADJUSTABLE RATE NON-AGENCY			631,374,726

Collateralized Mortgage Obligations — 0.8%
Interest Only(e) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
1,875,191	5.500	04/25/33	140,330
Countrywide Home Loan Trust Series 2003-42, Class 2X1(d)
2,610,402	0.356	10/25/33	4,127
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(d)(f)
788,078	0.000	11/25/32	1
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
195,606	5.500	04/25/33	3,951
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
74,955	5.750	05/25/33	744
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
197,832	5.500	06/25/33	6,166
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(d)
2,181,958	0.000	07/25/33	2
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(d)
2,930,869	0.605	08/25/33	1,391
FNMA Series 2004-47, Class EI(d)(g)
5,816,901	0.000	06/25/34	177,845
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X(d)
10,178,485	0.478	02/25/34	34,989
Washington Mutual Series 2003-AR05, Class X1(d)
11,529,286	0.756	02/25/08	169
Washington Mutual Series 2003-AR06, Class X2
9,024,513	0.371	05/25/08	7,582
Washington Mutual Series 2003-AR07, Class X(d)
14,670,171	0.935	06/25/08	21,351
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0(d)
11,562,591	0.760	06/25/33	170,361

			569,009

Inverse Floaters(d) — 0.1%
FHLMC Series 1544, Class M
7,747	15.158	07/15/08	7,735
FNMA Series 1993-072, Class SA
4,540	9.475	05/25/08	4,557
FNMA Series 1993-093, Class SA
4,341	12.292	05/25/08	4,377

Principal	Interest	Maturity
Amount *	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(d) — (continued)
FNMA Series 1993-095, Class SE
$5,173	12.651%	06/25/08	$5,210
FNMA Series 1993-135, Class S
41,894	9.750	07/25/08	42,550
FNMA Series 1993-175, Class SA
50,562	13.173	09/25/08	51,924
GNMA Series 2001-48, Class SA
186,490	13.223	10/16/31	239,059
GNMA Series 2001-51, Class SA
358,789	14.815	10/16/31	458,193
GNMA Series 2001-51, Class SB
370,790	13.223	10/16/31	463,693
GNMA Series 2001-59, Class SA
66,892	13.061	11/16/24	85,499
GNMA Series 2002-11, Class SA
183,535	18.521	02/16/32	247,176
GNMA Series 2002-13, Class SB
433,807	18.521	02/16/32	581,808

			2,191,781

Inverse Floating Rate — Interest Only(d)(e) — 0.0%
FNMA Series 2003-46, Class BS
10,691,247	4.324	04/25/17	767,624

Planned Amortization Class — 0.2%
FHLMC Series 2639, Class UL
288,563	4.750	03/15/22	293,573
FHLMC Series 2681, Class PC
1,500,000	5.000	01/15/19	1,523,033
FHLMC Series 2775, Class MC
1,458,800	5.000	08/15/27	1,482,806
FHLMC Series 2949, Class WV
2,000,000	5.000	12/15/20	1,931,042
FNMA Series 2003-134, Class ME
363,973	4.500	06/25/33	360,509
FNMA Series 2004-64, Class BA
237,180	5.000	03/25/34	240,116

			5,831,079

Regular Floater(d) — 0.4%
FHLMC REMIC Series 3038, Class XA(g)
515,578	0.000	09/15/35	516,474
FHLMC REMIC Series 3268, Class DO(g)
283,347	0.000	01/15/37	306,294
FHLMC Series 3013, Class XH(g)
1,037,404	0.000	08/15/35	1,124,924
FHLMC Series 3138, Class X(g)
72,724	0.000	04/15/36	75,368
FHLMC Series 3273, Class TC(g)
725,919	0.000	02/15/37	766,359
FHLMC Series 3292, Class WA(g)
2,325,333	0.000	07/15/36	2,431,295

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount *	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(d) — (continued)
FHLMC Series 3325, Class SX(g)
$1,844,430	0.000%	06/15/37	$1,893,737
FNMA Series 1993-175, Class FA
109,215	3.470	09/25/08	108,592
FNMA Series 2004-62, Class DI(e)(g)
2,640,740	0.000	07/25/33	90,451
FNMA Series 2004-71, Class DI(e)(g)
5,547,528	0.000	04/25/34	214,863
FNMA Series 2006-48, Class VF
656,399	3.726	02/25/20	653,293
FNMA Series 2006-81, Class LF(g)
253,925	0.000	09/25/36	252,449
FNMA Series 2007-27, Class XA(g)
271,267	0.000	05/25/35	278,912
FNMA Series 2007-53, Class UF(g)
91,766	0.000	06/25/37	92,865
FNMA Series 2007-56, Class GY(g)
335,800	0.000	06/25/37	336,573

			9,142,449

Sequential Fixed Rate — 0.1%
FHLMC Series 2367, Class BC
120,020	6.000	04/15/16	119,904
FHLMC Series 2664, Class MA
423,040	5.000	04/15/30	426,669
FHLMC Series 2796, Class AB
210,065	5.500	10/15/31	214,368
FNMA REMIC Series 1993-78, Class H
69,673	6.500	06/25/08	69,857
FNMA Series 2005-103, Class DA
417,723	5.000	06/25/16	419,531

			1,250,329

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$19,752,271

Commercial Mortgage-Backed Securities — 6.0%
Agency — 0.3%
FNMA
1,238,955	7.040	08/01/15	1,399,828
2,729,656	6.460	12/01/28	2,783,399
FNMA Series 2001-M2, Class C(d)
2,900,089	6.300	09/25/15	3,034,254

			7,217,481

Interest Only(a)(d)(e) — 0.0%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
38,000,000	1.285	02/15/35	106,210
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
23,309,953	1.750	11/15/36	579,544

			685,754

Principal	Interest	Maturity
Amount *	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — 5.7%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
$20,000,000	5.180%	09/10/47	$19,774,495
Banc of America Commercial Mortgage, Inc. Series 2006-4 Class A4
6,000,000	5.634	07/10/46	6,025,634
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A3
13,000,000	5.914	03/15/49	13,219,248
Commercial Mortgage Pass Through Certificates Series 2006-C7, Class A4
24,000,000	5.768	06/10/46	24,474,730
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
16,747,396	7.202	10/15/32	17,584,949
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
15,000,000	6.278	11/15/39	15,523,595
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.954	09/15/30	8,772,760
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.197	11/15/30	10,059,292
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
12,000,000	5.156	02/15/31	11,788,885
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
3,873,462	7.560	11/15/31	4,001,518
Morgan Stanley Capital I Series 2006-T21, Class A4
19,000,000	5.162	10/12/52	18,670,980

			149,896,086

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$157,799,321

Federal Agencies — 57.2%
Adjustable Rate FNMA(d) — 1.8%
50,820	4.542	06/01/33	51,422
5,039,995	5.816	07/01/34	5,102,495
19,608,371	4.096	09/01/34	19,637,412
14,909,854	4.344	05/01/35	14,954,083
6,698,916	4.756	06/01/35	6,733,007

			46,478,419

FHLMC — 3.6%
214,067	5.000	12/01/12	217,941
19,819	5.500	07/01/13	20,447
144,326	5.500	12/01/13	148,905
1,780,932	6.500	12/01/13	1,852,312
108,041	4.000	02/01/14	106,360
53,190	5.500	02/01/14	54,877
1,788,830	4.000	03/01/14	1,761,002
352,008	4.000	04/01/14	346,531
14,693	5.500	06/01/14	15,131
50,635	5.500	09/01/14	52,147
3,226	7.000	10/01/14	3,371
791,485	6.000	12/01/14	820,156
26,308	7.000	05/01/15	27,514
79,069	8.000	07/01/15	83,910

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount *	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$13,577	7.000%	02/01/16	$14,191
32,392	7.000	03/01/16	33,911
619,884	7.500	05/01/16	650,611
2,354	7.000	10/01/17	2,510
2,243,716	4.500	05/01/18	2,253,262
541,285	4.500	06/01/18	543,588
2,109,181	4.500	09/01/18	2,118,156
1,570,277	4.500	10/01/18	1,576,958
1,432,730	5.000	10/01/18	1,456,915
2,032,581	4.500	11/01/18	2,041,228
1,672,079	4.500	12/01/18	1,679,193
4,695,564	5.000	12/01/18	4,774,828
593,118	4.500	01/01/19	595,641
1,583,910	4.500	03/01/19	1,589,130
38,328,326	4.000	06/01/19	37,732,063
7,255,271	4.500	06/01/19	7,286,140
578,679	5.000	06/01/19	587,095
3,205,252	4.500	02/01/20	3,213,967
3,257,344	5.000	06/01/20	3,308,861
4,746,295	5.000	07/01/20	4,814,098
3,178,374	4.500	10/01/23	3,117,382
517,373	5.500	10/01/25	526,275
730,714	5.500	11/01/25	743,286
63,497	7.000	06/01/26	67,496
61,553	7.500	03/01/27	67,760
16,071	6.500	06/01/29	16,810
2,034,176	6.500	12/01/29	2,129,690
59,336	7.500	12/01/30	63,423
42,700	7.500	01/01/31	45,640
69,082	6.500	03/01/32	72,095
17,717	6.500	04/01/32	18,489
192,758	6.500	07/01/32	201,167
1,247,553	6.500	08/01/33	1,301,975
417,106	6.500	10/01/33	435,034
3,896,060	7.000	11/01/37	4,101,958
618,034	7.500	11/01/37	655,754
393,221	7.500	01/01/38	417,231

			95,764,415

FNMA — 51.8%
335,438	8.500	10/01/15	379,127
11,326	7.000	01/01/16	11,833
575,853	6.000	12/01/16	596,646
7,395,191	5.000	10/01/17	7,517,350
48,939,553	5.000	12/01/17	49,748,164
1,416,365	5.000	01/01/18	1,440,858
4,974,065	5.000	02/01/18	5,054,411
1,022,969	4.500	04/01/18	1,027,309
1,440,009	5.000	04/01/18	1,465,392
1,017,465	5.000	05/01/18	1,035,401
8,788,505	4.500	05/01/18	8,825,787
17,766,226	4.500	06/01/18	17,841,321
768,663	5.000	06/01/18	782,213
5,596,630	4.000	07/01/18	5,531,220
2,769,245	4.500	07/01/18	2,780,006
2,734,611	4.000	08/01/18	2,702,651
14,331,314	4.500	08/01/18	14,382,663
70,857	6.000	08/01/18	72,837

Principal	Interest	Maturity
Amount *	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$24,201,889	4.000%	09/01/18	$23,954,404
7,809,594	4.500	09/01/18	7,837,426
3,105,985	4.500	10/01/18	3,119,162
2,161,843	4.500	11/01/18	2,171,015
2,770,949	4.500	12/01/18	2,782,706
2,052,611	5.500	12/01/18	2,109,254
563,649	4.500	01/01/19	566,040
781,375	4.500	03/01/19	784,690
2,604,148	5.000	04/01/19	2,650,052
186,357	5.000	05/01/19	189,300
379,351	4.500	06/01/19	380,494
296,055	5.000	06/01/19	301,274
245,186	4.500	07/01/19	245,861
220,602	4.500	08/01/19	221,209
9,658,463	6.000	09/01/19	10,003,304
382,172	5.000	11/01/19	388,208
712,530	5.000	12/01/19	723,845
4,858,501	4.500	04/01/20	4,879,113
12,131,691	6.000	12/01/20	12,564,836
22,583	6.500	12/01/30	23,560
57,528	7.500	12/01/30	60,823
125,191	8.000	01/01/31	133,560
64,843	8.000	02/01/31	69,434
632,347	7.000	03/01/31	672,501
24,123	7.500	07/01/31	26,068
41,253	7.500	08/01/32	44,494
45,125	7.500	11/01/32	48,669
15,023	6.500	09/01/33	15,659
585,903	7.000	10/01/35	619,950
9,756,832	6.500	09/01/36	10,129,722
68,467	7.000	09/01/36	72,084
928,926	7.500	09/01/36	984,831
12,040,002	6.500	10/01/36	12,495,630
525,776	7.500	10/01/36	557,418
8,541,941	6.500	11/01/36	8,868,400
119,281	7.500	11/01/36	126,460
568,197	8.000	11/01/36	608,025
3,045,103	7.000	12/01/36	3,205,968
2,255,247	7.000	03/01/37	2,374,417
100,924,013	7.000	04/01/37	106,255,795
746,245	7.000	06/01/37	785,688
265,625	7.000	07/01/37	277,283
161,872	7.000	08/01/37	169,867
70,974	7.500	08/01/37	75,240
33,131	7.000	09/01/37	34,585
89,148,322	6.500	10/01/37	92,554,409
565,900	7.000	10/01/37	590,736
1,000,001	7.500	10/01/37	1,060,095
73,780,460	6.500	11/01/37	76,601,146
21,279,378	7.500	11/01/37	22,647,576
292,000,000	6.500	TBA-15yr(h)	302,585,000
323,000,000	7.000	TBA-15yr(h)	339,957,500
21,000,000	7.500	TBA-15yr(h)	22,260,000

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest		Maturity
Amount *	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$147,000,000	5.500%		TBA-15yr(h)	$148,929,375

				1,352,989,350

GNMA — 0.0%
438	9.000		09/15/08	446

TOTAL FEDERAL AGENCIES				$1,495,232,630

TOTAL MORTGAGE-BACKED OBLIGATIONS				$2,304,158,948

Agency Debentures — 10.2%
FFCB
$420,000	5.810%		01/10/11	$452,867
250,000	5.220		10/20/14	250,000
9,000,000	4.830		12/22/14	9,553,086
2,000,000	5.200		03/21/16	2,157,094
500,000	5.625		10/19/20	522,126
2,000,000	5.300		08/25/26	2,122,676
FHLB
100,000,000	4.800	(i)	05/02/08	100,475,800
500,000	4.050		08/13/08	500,213
2,565,000	5.800	(i)(j)	09/02/08	2,609,834
325,000	5.250		11/14/08	331,298
875,000	5.490		12/22/08	896,661
5,000,000	5.375	(j)	05/15/09	5,159,252
10,000,000	6.715		06/29/09	10,560,100
10,000,000	6.500		08/14/09	10,545,073
200,000	5.000		03/30/10	200,923
550,000	4.000	(j)	04/22/10	564,439
100,000	6.000		05/13/11	108,405
9,595,000	4.250		11/15/11	9,968,840
500,000	5.000		02/21/12	500,684
500,000	5.000		06/26/18	501,710
500,000	5.650		03/22/19	500,157
500,000	5.300		11/04/19	511,778
500,000	5.850		12/27/19	500,165
FHLMC
200,000	3.250		03/14/08	200,082
50,000	5.750		04/15/08	50,308
1,810,000	5.125		07/15/12	1,946,508
500,000	5.125		08/06/13	500,152
10,500,000	5.000		01/30/14	11,236,274
500,000	5.000		10/27/14	536,117
750,000	5.000		11/13/14	806,298
800,000	5.250		03/17/17	800,208
500,000	4.500		07/15/18	500,098
496,000	5.000		07/30/18	496,126
FNMA
2,850,000	5.750	(i)	02/15/08	2,853,104
50,000,000	4.200	(i)	03/24/08	50,087,650
1,000,000	4.000		09/02/08	1,007,094
1,250,000	5.250	(i)	01/15/09	1,281,357
5,150,000	6.250		02/01/11	5,587,131
19,560,000	5.300		02/22/11	19,573,643

Principal	Interest		Maturity
Amount *	Rate		Date	Value
Agency Debentures — (continued)
FNMA — (continued)
$750,000	5.375	%(i)	11/15/11	$809,512
4,600,000	5.250	(i)	08/01/12	4,906,620
300,000	5.000		04/15/13	301,351
500,000	4.625		10/15/14	525,670
800,000	5.000		04/26/17	812,814
669,000	5.250		03/11/22	668,698
306,000	5.000		06/16/28	295,576
Small Business Administration
573,618	6.300		06/01/18	599,328

TOTAL AGENCY DEBENTURES				$265,874,900

Asset-Backed Securities — 3.0%
Credit Card — 0.1%
MBNA Master Credit Card Trust II Series 1999-J, Class A
$3,000,000	7.000%		02/15/12	$3,156,330

Home Equity — 2.6%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(d)
12,082,789	4.376		10/25/37	11,750,513
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(d)
3,400,000	4.626		10/25/37	3,128,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(d)
6,500,000	4.826		10/25/37	5,655,000
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7(d)
687	4.496		12/25/13	685
Countrywide Home Equity Loan Trust Series 2002-E, Class A
1,590,988	4.496		10/15/28	1,365,583
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(d)
691,504	4.456		12/15/29	666,590
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B(d)
22,298,819	4.386		11/15/36	20,778,054
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
2,887,955	7.000		09/25/37	2,855,465
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
3,332,667	7.000		09/25/37	3,295,175
Household Home Equity Loan Trust Series 2007-3, Class APT(d)
12,337,136	5.159		11/20/36	12,057,855
Impac CMB Trust Series 2004-08, Class 1A(d)
1,032,304	4.096		10/25/34	1,017,968
Impac CMB Trust Series 2004-10, Class 2A(d)
1,222,911	3.696		03/25/35	1,193,087
Morgan Stanley Capital, Inc. Series 2004-HE1, Class A4(d)
4,071,384	3.746		01/25/34	3,683,752

				67,447,727

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
1,547,732	8.330		04/01/30	1,728,353

Utilities — 0.2%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
6,150,000	7.030		03/15/12	6,381,240

TOTAL ASSET-BACKED SECURITIES				$78,713,650

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
U.S. Treasury Obligations(i) — 2.9%
United States Treasury Notes
$3,000,000	3.625%	01/15/10	$3,084,480
150,000	3.500	02/15/10	153,990
1,000,000	6.500	02/15/10	1,085,230
500,000	4.000	03/15/10	518,980
500,000	4.500	02/28/11	532,090
1,750,000	4.000	11/15/12	1,847,020
United States Treasury Principal-Only STRIPS(f)
560,000	0.000	05/15/18	370,854
10,200,000	0.000	05/15/20	6,037,686
1,800,000	0.000	08/15/20	1,051,128
6,400,000	0.000	05/15/21	3,584,128
99,600,000	0.000	11/15/21	54,332,796
400,000	0.000	02/15/25	185,376
6,000,000	0.000	08/15/25	2,712,240

TOTAL U.S. TREASURY OBLIGATIONS			$75,495,998

Emerging Market Debt(a)(d) — 0.3%
Regional Banks — 0.3%
VTB Capital (Vneshtorgbank)
$7,980,000	5.494%	08/01/08	$7,940,100

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock(b) — 0.4%
FNMA
350,000	8.250%	12/31/10	$9,247,000

Municipal Bond(b) — 0.1%
Ohio — 0.1%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2 (BBB/Baa3)
$1,775,000	5.125%	06/01/24	$1,710,798

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND SECURITIES LENDING COLLATERAL			$3,253,532,198

Repurchase Agreement — 4.7%
Joint Repurchase Agreement Account II
$123,500,000	2.988%	02/01/08	$123,500,000
Maturity Value: $123,510,251

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 9.0%
State Street Navigator Securities Lending Prime Portfolio
235,456,876	3.920%	$235,456,876

TOTAL INVESTMENTS — 138.3%		$3,612,489,074

LIABILITIES IN EXCESS OF OTHER ASSETS — (38.3)%		(999,886,373)

NET ASSETS — 100.0%		$2,612,602,701

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* The principal amount of each security is stated in the currency in which the bond is denominated. All amounts shown are in U.S. dollars unless otherwise shown. See below.

Currency Legend:
EUR	— Euro

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 126,170,427, which represents approximately 4.8% of net assets as of January 31, 2008.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(e) Represents security with nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(h) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $813,731,875 which represents approximately 31.2% of net assets as of January 31, 2008.
(i) All or a portion of security is on loan.
(j) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(k) Joint repurchase agreement was entered into on January 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At January 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

British Pound	Purchase	02/20/08	$3,747,877	$3,761,617	$13,740
British Pound	Sale	02/20/08	2,943,225	2,831,341	111,884
British Pound	Purchase	03/19/08	56,390,000	56,907,971	517,971
British Pound	Sale	03/19/08	58,046,889	56,171,094	1,875,795
Canadian Dollar	Sale	03/19/08	7,880,000	7,743,184	136,816
Euro	Purchase	03/19/08	128,438,416	129,316,812	878,396
Euro	Sale	03/19/08	8,040,000	8,009,732	30,268
Japanese Yen	Purchase	03/19/08	64,580,473	65,830,176	1,249,703
Japanese Yen	Sale	03/19/08	16,382,000	16,327,505	54,495
Swedish Krona	Purchase	03/19/08	8,046,000	8,058,899	12,899
Swedish Krona	Sale	03/19/08	16,197,000	16,120,965	76,035
Swiss Franc	Purchase	03/19/08	48,667,580	49,587,954	920,374

TOTAL					$5,878,376

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Australian Dollar	Purchase	03/19/08	$8,033,000	$7,998,537	$(34,463)
Australian Dollar	Sale	03/19/08	8,173,000	8,472,759	(299,759)
British Pound	Purchase	03/19/08	16,308,000	15,813,003	(494,997)
British Pound	Sale	03/19/08	24,082,000	24,337,523	(255,523)
Euro	Sale	02/26/08	8,640,924	8,771,928	(131,004)
Euro	Purchase	03/19/08	8,249,000	8,236,295	(12,705)
Euro	Sale	03/19/08	96,690,000	98,347,867	(1,657,867)
Japanese Yen	Purchase	03/19/08	24,597,000	24,533,398	(63,602)
Japanese Yen	Sale	03/19/08	56,504,000	58,115,560	(1,611,560)
Norwegian Krone	Sale	03/19/08	16,294,000	16,623,789	(329,789)
Swedish Krona	Sale	03/19/08	16,282,000	16,582,706	(300,706)
Swiss Franc	Sale	03/19/08	32,275,000	32,736,273	(461,273)

TOTAL					$(5,653,248)

Open Forward Foreign Currency
Cross Contracts with Unrealized Gain	Expiration	Purchase	Sale	Unrealized
(Purchase/Sale)	Date	Current Value	Current Value	Gain

Norwegian Krone/Euro	03/19/08	$7,583,552	$7,535,211	$48,341

Open Forward Foreign Currency
Cross Contracts with Unrealized Loss	Expiration	Purchase	Sale	Unrealized
(Purchase/Sale)	Date	Current Value	Current Value	Loss

Swedish Krona/Euro	03/19/08	$15,923,111	$16,164,174	$(241,063)

FUTURES CONTRACTS — At January 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(215)	March 2008	$(52,188,563)	$(350,606)
Eurodollars	(381)	June 2008	(92,878,275)	(724,868)
Eurodollars	(473)	September 2008	(115,358,788)	(756,614)
Eurodollars	(473)	December 2008	(115,216,888)	(524,301)
Eurodollars	(173)	March 2009	(42,067,113)	(145,476)
Eurodollars	(173)	June 2009	(41,980,613)	(89,251)
Eurodollars	(243)	September 2009	(58,863,713)	(87,676)
Eurodollars	(243)	December 2009	(58,766,513)	(69,450)
U.S. Treasury Bonds	(528)	March 2008	(62,997,000)	(427,805)
2 Year U.S. Treasury Notes	501	March 2008	106,822,594	620
5 Year U.S. Treasury Notes	23	March 2008	2,599,000	(2,256)
10 Year U.S. Treasury Notes	(443)	March 2008	(51,706,406)	296,844

TOTAL				$(2,880,839)

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
SWAP CONTRACTS — At January 31, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of American Securities LLC	$100,000		10/14/08	3.514%	3 month LIBOR	$—	$968,612
	80,000		09/02/10	4.309	3 month LIBOR	—	3,224,974
	65,000		10/06/10	4.703	3 month LIBOR	—	3,376,792
	65,000		04/19/12	4.547	3 month LIBOR	—	3,612,053
	141,400	(a)	06/18/13	4.500	3 month LIBOR	293,495	5,066,672
	47,900	(a)	06/18/13	3 month LIBOR	4.500%	(1,205,964)	(609,821)
	11,000		05/25/15	4.533	3 month LIBOR	—	389,283
	25,000		10/19/15	4.965	3 month LIBOR	—	1,875,536
	11,400	(a)	06/18/18	3 month LIBOR	5.000	(891,620)	289,452
	80,000		03/23/20	3 month LIBOR	5.108	—	(5,935,050)
	103,600	(a)	06/18/23	3 month LIBOR	5.250	(6,081,844)	(434,043)
	11,100	(a)	06/18/28	5.250	3 month LIBOR	1,033,203	(387,810)
	9,000		03/30/35	5.330	3 month LIBOR	—	810,350
	10,000		04/09/35	5.266	3 month LIBOR	—	771,317
Bear Stearns & Co., Inc.	135,000		08/20/12	3 month LIBOR	5.282	—	(12,161,438)
	85,000		06/20/16	5.666	3 month LIBOR	—	9,480,109
Deutsche Bank Securities, Inc.	126,460		11/17/10	3 month LIBOR	4.315	—	(2,803,435)
	65,870		12/24/10	3 month LIBOR	3.780	—	(711,295)
	25,810		12/28/10	3 month LIBOR	4.000	—	(381,140)

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank Securities, Inc.		$41,700		12/29/10	3 month LIBOR	3.868%	$—	$(511,981)
		47,030		01/07/11	3 month LIBOR	3.658	—	(382,503)
		39,440		01/28/11	3 month LIBOR	3.161	—	74,228
	GBP	87,500	(a)	06/18/13	5.250%	6 month BP	949,723	1,552,795
		$184,200	(a)	06/18/13	4.500	3 month LIBOR	1,395,431	5,587,191
		325,400	(a)	06/18/13	3 month LIBOR	4.500	(9,077,723)	(3,257,485)
	GBP	39,500	(a)	06/18/13	6 month BP	5.250	(1,148,169)	—
		$111,500		11/17/15	4.920	3 month LIBOR	—	4,981,317
		57,500		12/24/15	4.520	3 month LIBOR	—	1,049,534
		22,600		12/29/15	4.745	3 month LIBOR	—	709,387
		36,500		12/29/15	4.630	3 month LIBOR	—	896,367
		41,000		01/07/16	4.487	3 month LIBOR	—	635,192
		34,200		01/28/16	4.224	3 month LIBOR	—	(49,188)
		13,400	(a)	06/18/18	5.000	3 month LIBOR	603,355	104,457
		93,700	(a)	06/18/23	3 month LIBOR	5.250	(6,504,009)	610,780
		100,400	(a)	06/18/23	5.250	3 month LIBOR	4,408,966	1,905,658
		13,000	(a)	06/18/28	3 month LIBOR	5.250	(735,004)	(20,862)
		32,200	(a)	06/18/38	3 month LIBOR	5.250	(2,046,374)	—
	EUR	26,700	(a)	06/18/38	4.750	6 month EURO	138,052	—
		$31,120		11/17/38	3 month LIBOR	5.309	—	(1,912,651)
		15,770		12/24/38	3 month LIBOR	5.011	—	(203,464)
		10,070		12/29/38	3 month LIBOR	5.121	—	(299,767)
		6,230		12/29/38	3 month LIBOR	5.215	—	(275,389)
		11,250		01/07/39	3 month LIBOR	5.017	—	(146,773)
		9,390		01/28/39	3 month LIBOR	4.939	—	1,240

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

JPMorgan Securities, Inc.	$99,200	(a)	06/18/11	4.500%	3 month LIBOR	$1,553,092	$2,109,182
	403,000	(a)	06/18/13	4.500	3 month LIBOR	2,804,411	12,472,445
	123,700	(a)	06/18/15	5.000	3 month LIBOR	3,572,569	3,870,058
	123,800	(a)	06/18/18	5.000	3 month LIBOR	3,347,315	3,192,024
	88,600	(a)	06/18/28	3 month LIBOR	5.250%	(3,931,013)	(1,220,503)
	40,900	(a)	06/18/28	5.250	3 month LIBOR	658,890	1,719,180
	42,200	(a)	06/18/38	5.250	3 month LIBOR	1,926,796	731,375

TOTAL						$(8,936,422)	$40,362,962

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2008.
CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rates		Upfront Payments
		Amount	Paid (Received) by	Termination	received by the	Unrealized
Swap Counterparty	Referenced Obligation	(000s)	Fund	Date	Fund	Gain (Loss)

Protection Purchased:
JPMorgan Securities, Inc.	Nordstrom, Inc. 6.95%, 03/15/28	$5,250	0.870%	12/20/17	$—	$56,466
Protection Sold:
Bear Stearns & Co., Inc.	CDX North America Investment Grade Index	350,000	(0.600)	12/20/12	(7,401,334)	515,850
Credit Suisse First Boston Corp.	ABX-HE-AAA.07-1 Index	16,200	(0.090)	08/25/37	(3,807,142)	(380,526)
	ABX-HE-AAA 07-2 Index	8,000	(0.760)	01/25/38	(1,760,000)	(586,353)
JPMorgan Securities, Inc.	Countrywide Home Loans, Inc. 6.00%, 01/24/2018	1,975	(2.300)	03/20/13	(2,872)	(142,513)
Salomon Smith Barney, Inc.	Countrywide Home Loans, Inc. 6.00%, 01/24/2018	350	(2.350)	03/20/13	(520)	(24,500)
	Countrywide Home Loans, Inc. 6.00%, 01/24/2018	1,750	(2.400)	03/20/13	(190)	(121,185)

TOTAL					$(12,972,058)	$(682,761)

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TOTAL RETURN INDEX SWAP CONTRACTS

	Notional
	Amount	Termination	Unrealized
Swap Counterparty	(000s)	Date	Gain (Loss)

Banc of America Securities LLC	$74,000	02/04/08	$1,726,446
	37,000	03/04/08	(958,098)
	13,000	06/04/08	(663,671)
Citibank, Inc.	34,000	02/04/08	(1,712,500)
DMG & Partners	96,000	02/04/08	1,519,781
JPMorgan Securities, Inc.	50,000	02/04/08	(507,817)

TOTAL			$(595,859)

The fund receives monthly payments based on any positive monthly duration adjusted return of the Banc of America Securities LLC CMBS AAA 10 Yr Index. The fund makes payments on any negative monthly duration adjusted return of such index.

Currency Legend:
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
BP	— British Pound Offered Rate
CMBS	— Commercial Mortgage-Backed Securities
EURO	— Euro Offered Rate
LIBOR	— London Interbank Offered Rate

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,610,327,537

Gross unrealized gain	44,056,016
Gross unrealized loss	(41,894,479)

Net unrealized security gain	$2,161,537

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — 94.3%
Automotive — 0.6%
Ford Motor Credit Co. LLC
	$1,700,000	5.700%		01/15/10	$1,566,880

Banks — 18.7%
ANZ Capital Trust I(a)(b)
	1,725,000	4.484		01/29/49	1,695,634
ANZ Capital Trust II(a)(b)
	800,000	5.360		12/29/49	731,039
Astoria Financial Corp.(b)
	225,000	5.750		10/15/12	226,745
Banca Popolare di Bergamo Capital Trust(b)(c)
EUR	475,000	8.364		02/15/49	741,979
Bank of America Corp.
	$5,000,000	5.420		03/15/17	4,930,255
	1,150,000	8.000	(b)(c)	01/30/49	1,194,562
Greater Bay Bancorp Series D
	2,700,000	5.125		04/15/10	2,801,717
GreenPoint Financial Corp.
	600,000	3.200		06/06/08	597,183
HBOS PLC(a)(b)(c)
	1,750,000	5.375		11/01/49	1,622,453
HSBC Capital Funding LP(a)(b)(c)
	1,050,000	4.610		06/27/49	956,848
Huntington National Bank
	1,000,000	8.000		04/01/10	1,085,411
ING Capital Funding Trust III(b)(c)
	1,075,000	8.439		12/31/49	1,159,001
JPMorgan Chase Bank NA
	2,575,000	6.000		10/01/17	2,682,145
JPMorgan Chase Capital Co. Series T(b)
	1,650,000	6.550		09/29/36	1,510,870
Lehman Brothers Holdings E-Capital Trust I(b)(c)
	675,000	5.685		08/19/65	533,083
Manufacturers & Traders Trust Co.(b)(c)
	1,495,000	5.585		12/28/20	1,417,082
Mizuho JGB Investment LLC(a)(b)(c)
	1,275,000	9.870		06/30/49	1,290,816
MUFG Capital Finance 1 Ltd.(b)(c)
	3,025,000	6.346		07/25/49	2,837,634
Nordea Bank Sweden AB(a)(b)(c)
	2,380,000	8.950		11/29/49	2,578,878
PNC Bank NA
	850,000	6.000		12/07/17	867,842
Popular North America, Inc.
	1,770,000	4.250		04/01/08	1,770,642
RBS Capital Trust II(b)(c)
	1,000,000	5.512		09/30/49	922,246
Resona Bank Ltd.(a)(b)(c)
	1,475,000	5.850		04/15/49	1,363,112
EUR	925,000	4.125		09/27/49	1,233,550
Resona Preferred Global Securities Ltd.(a)(b)(c)
	$3,475,000	7.191		07/30/49	3,447,221

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Royal Bank of Scotland Group PLC(b)
	$2,425,000	9.118%		03/30/49	$2,626,818
Santander Issuances S.A. Unipersonal(a)(b)(c)
	700,000	5.805		06/20/16	720,384
Sovereign Bank
	300,000	5.125		03/15/13	278,445
	455,000	4.375	(b)(c)	08/01/13	454,817
Sumitomo Mitsui Banking Corp.(a)(b)(c)
	450,000	5.625		10/15/49	425,514
Tokai Preferred Capital Co. LLC(a)(b)(c)
	650,000	9.980		12/29/49	660,303
Unicredito Italiano Capital Trust II(a)(b)(c)
	500,000	9.200		10/05/49	542,827
VTB Capital (Vneshtorgbank)(a)(c)
	700,000	3.839		08/01/08	696,500
Wachovia Capital Trust III(b)(c)
	1,775,000	5.800		03/15/42	1,402,250
Washington Mutual Bank
	500,000	5.950		05/20/13	455,980
Wells Fargo & Co.
	1,350,000	4.375		01/31/13	1,349,637

					49,811,423

Brokerage — 7.5%
Bear Stearns Co., Inc.
	5,500,000	5.550		01/22/17	4,813,209
Lehman Brothers Capital Trust VII(a)(b)
	825,000	5.857		11/29/49	637,313
Lehman Brothers Holdings, Inc.
EUR	5,150,000	5.375		10/17/12	7,446,322
	$750,000	6.200		09/26/14	771,869
Merrill Lynch & Co., Inc.
	1,200,000	6.400		08/28/17	1,217,972
Morgan Stanley(b)
	5,100,000	5.550		04/27/17	5,080,834

					19,967,519

Captive Auto — 0.4%
General Motors Acceptance Corp. LLC
	1,275,000	6.875		09/15/11	1,113,634

Captive Financial(b) — 0.6%
Nelnet, Inc.
	1,760,000	5.125		06/01/10	1,720,288

Distributor(a)(b) — 0.4%
Southern Star Central Gas Pipeline, Inc.
	1,100,000	6.000		06/01/16	1,078,000

Diversified Manufacturing(b) — 0.7%
Tyco International Group SA
	2,000,000	6.875		01/15/29	1,899,128

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Electric(b) — 4.8%
Arizona Public Service Co.
$500,000	6.250%	08/01/16	$527,260
CenterPoint Energy, Inc. Series B
350,000	7.250	09/01/10	376,933
Commonwealth Edison Co.
1,475,000	6.150	09/15/17	1,536,117
1,025,000	5.900	03/15/36	956,953
MidAmerican Energy Holdings Co.
2,100,000	6.125	04/01/36	2,090,375
NiSource Finance Corp.(c)
500,000	5.585	11/23/09	487,791
Ohio Edison Co.
1,500,000	6.875	07/15/36	1,552,167
Progress Energy, Inc.
2,175,000	5.625	01/15/16	2,207,725
1,000,000	7.000	10/30/31	1,084,374
Public Service Co. of Oklahoma Series G
1,650,000	6.625	11/15/37	1,698,460
Tampa Electric Co.
275,000	6.550	05/15/36	285,775

			12,803,930

Energy(b) — 3.4%
EnCana Corp.
2,325,000	6.500	02/01/38	2,399,435
Kerr-McGee Corp.
3,000,000	6.950	07/01/24	3,203,760
Valero Energy Corp.
3,450,000	6.625	06/15/37	3,407,855

			9,011,050

Entertainment — 0.6%
Time Warner Entertainment Co.
1,290,000	8.375	03/15/23	1,492,120

Food & Beverage — 0.8%
Cargill, Inc.(a)(b)
1,250,000	6.000	11/27/17	1,264,651
Kraft Foods, Inc.
750,000	6.500	08/11/17	782,958

			2,047,609

Gaming(b) — 0.8%
Harrah’s Operating Co., Inc.
2,425,000	5.500	07/01/10	2,176,438

Health Care — Services(a) — 1.0%
UnitedHealth Group, Inc.
2,650,000	5.500	11/15/12	2,747,626

Life Insurance — 6.3%
American International Group, Inc.(b)
700,000	6.250	03/15/37	611,584
Americo Life, Inc.(a)(b)
550,000	7.875	05/01/13	573,765

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — (continued)
Life Insurance — (continued)
AXA Financial, Inc.(b)
	$805,000	7.750%		08/01/10	$881,079
AXA SA(a)(b)(c)
	550,000	6.463		12/31/49	479,061
Lincoln National Corp.(b)(c)
	1,600,000	7.000		05/17/66	1,595,848
Nationwide Life Global Funding I(a)
	2,450,000	5.450		10/02/12	2,596,605
Phoenix Life Insurance Co.(a)(b)
	2,600,000	7.150		12/15/34	2,873,367
Reinsurance Group of America, Inc.
	625,000	6.750		12/15/11	662,726
	2,250,000	6.750	(b)(c)	12/15/65	2,010,467
SL Finance PLC(b)(c)
EUR	650,000	6.375		07/12/22	993,606
Stingray Pass-Through Trust(a)
	$400,000	5.902		01/12/15	160,114
Symetra Financial Corp.(b)
	1,600,000	6.125	(a)	04/01/16	1,606,458
	725,000	8.300	(c)	10/15/37	757,231
The MONY Group, Inc.(b)
	1,000,000	8.350		03/15/10	1,098,215

					16,900,126

Lodging(b) — 0.7%
Starwood Hotels & Resorts Worldwide, Inc.
	1,925,000	6.250		02/15/13	1,965,879

Media — Cable — 2.3%
Comcast Cable Communications Holdings, Inc.
	1,350,000	9.455		11/15/22	1,686,788
Comcast Cable Communications Holdings, LLC
	325,000	6.750		01/30/11	342,369
Cox Communications, Inc.(b)
	850,000	4.625		01/15/10	852,358
Cox Enterprises, Inc.(a)(b)
	3,275,000	4.375		05/01/08	3,278,884

					6,160,399

Media — Non Cable(b) — 1.6%
AMFM, Inc.
	1,700,000	8.000		11/01/08	1,762,030
News America, Inc.(a)
	2,450,000	6.650		11/15/37	2,487,370

					4,249,400

Metals & Mining(b) — 1.0%
Inco Ltd.
	2,050,000	5.700		10/15/15	2,057,472
Xstrata Canada Corp.
	500,000	7.250		07/15/12	541,146

					2,598,618

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Noncaptive — Financial — 7.0%
American General Finance Corp.(d)(e)
$1,825,000	8.450%	10/15/09	$1,923,824
Capital One Financial Corp.
1,775,000	5.700	09/15/11	1,648,173
Countrywide Home Loans, Inc.
350,000	5.625	07/15/09	321,530
804,000	4.125	09/15/09	719,580
GATX Financial Corp.(b)
3,400,000	5.125	04/15/10	3,446,964
MGIC Investment Corp.(b)
1,300,000	5.625	09/15/11	1,156,279
Nelnet, Inc.(b)(c)
625,000	7.400	09/29/36	649,063
PHH Corp.(b)
3,088,000	6.000	03/01/08	3,092,867
750,000	7.125	03/01/13	728,791
Residential Capital LLC(b)
625,000	6.375	06/30/10	406,250
SLM Corp.
5,000,000	5.400	10/25/11	4,571,820

			18,665,141

Pipelines(b) — 6.4%
Energy Transfer Partners LP
6,652,000	5.950	02/01/15	6,693,754
Enterprise Products Operating LP
2,350,000	5.600	10/15/14	2,344,658
275,000	5.000	03/01/15	263,286
Gulf South Pipeline Co. LP(a)
2,375,000	6.300	08/15/17	2,525,259
ONEOK Partners LP
1,375,000	5.900	04/01/12	1,433,530
1,400,000	6.850	10/15/37	1,426,362
Panhandle Eastern Pipe Line Co.
150,000	4.800	08/15/08	149,792
Southern Natural Gas Co.(a)
700,000	5.900	04/01/17	700,454
TransCanada PipeLines Ltd.(c)
1,500,000	6.350	05/15/67	1,396,738

			16,933,833

Property/Casualty Insurance — 7.9%
Ace Capital Trust II(b)
250,000	9.700	04/01/30	290,584
AON Capital Trust A
1,000,000	8.205	01/01/27	1,009,124
Arch Capital Group Ltd.(b)
1,245,000	7.350	05/01/34	1,280,307
Aspen Insurance Holdings Ltd.(b)
1,025,000	6.000	08/15/14	1,054,866
Catlin Insurance Co. Ltd.(a)(b)(c)
1,050,000	7.249	07/19/49	942,280
CNA Financial Corp.(b)
1,000,000	5.850	12/15/14	1,006,126

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
Endurance Specialty Holdings Ltd.(b)
$1,100,000	6.150%	10/15/15	$1,113,838
1,350,000	7.000	07/15/34	1,264,161
Everest Reinsurance Holdings, Inc.(b)(c)
1,500,000	6.600	05/15/37	1,324,980
Marsh & McLennan Cos., Inc.(b)
1,000,000	5.150	09/15/10	1,014,025
PartnerRe Finance(b)(c)
175,000	6.440	12/01/66	151,527
QBE Capital Funding II LP(a)(b)(c)
925,000	6.797	06/01/49	870,990
QBE Insurance Group Ltd.(a)(b)(c)
855,000	5.647	07/01/23	865,297
Swiss Re Capital I LP(a)(b)(c)
2,475,000	6.854	05/29/49	2,394,218
The Chubb Corp.(b)(c)
1,625,000	6.375	03/29/37	1,595,545
The Travelers Cos., Inc.(b)(c)
1,300,000	6.250	03/15/37	1,236,182
White Mountains Reinsurance Group Ltd.(a)(b)
1,725,000	6.375	03/20/17	1,611,805
ZFS Finance USA Trust II(a)(b)(c)
2,100,000	6.450	12/15/65	1,935,717

			20,961,572

Real Estate Investment Trust — 11.0%
Arden Realty LP(b)
1,160,000	5.200	09/01/11	1,204,615
BRE Properties, Inc.(b)
3,525,000	7.450	01/15/11	3,723,398
Camden Property Trust
1,650,000	4.375	01/15/10	1,621,292
Colonial Realty LP(b)
1,750,000	6.050	09/01/16	1,564,167
Health Care Property Investors, Inc.(b)
1,825,000	5.950	09/15/11	1,791,843
Highwoods Properties, Inc.(b)
2,925,000	5.850	03/15/17	2,618,068
Hospitality Properties Trust(b)
2,150,000	6.700	01/15/18	2,067,539
iStar Financial, Inc. Series B(b)
3,200,000	5.700	03/01/14	2,726,010
Liberty Property LP(b)
225,000	7.750	04/15/09	229,813
Pan Pacific Retail Properties, Inc.(b)
1,350,000	5.950	06/01/14	1,290,126
Post Apartment Homes LP
1,500,000	7.700	12/20/10	1,658,781
3,000,000	6.300 (b)	06/01/13	3,180,018
ProLogis(b)
2,250,000	5.500	04/01/12	2,251,744
Shurgard Storage Centers, Inc.(b)
2,050,000	7.750	02/22/11	2,231,386

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Real Estate Investment Trust — (continued)
Simon Property Group LP(b)(d)
$200,000	7.000%	06/15/08	$202,828
1,000,000	5.600	09/01/11	1,006,575

			29,368,203

Restaurants(b) — 0.5%
Darden Restaurants, Inc.
1,225,000	5.625	10/15/12	1,238,210

Retailers(b) — 3.0%
CVS Caremark Corp.
800,000	6.250	06/01/27	797,247
Federated Retail Holdings, Inc.
2,050,000	5.350	03/15/12	1,993,966
Lowe’s Cos, Inc.
5,000,000	5.600	09/15/12	5,248,205

			8,039,418

Software(b) — 0.4%
Sabre Holdings Corp.
1,300,000	6.350	03/15/16	1,053,000

Technology(b) — 0.7%
Fiserv, Inc.
1,775,000	6.125	11/20/12	1,846,733

Tobacco — 0.8%
Altria Group, Inc.
275,000	7.000	11/04/13	311,902
393,000	7.750	01/15/27	503,997
Imperial Tobacco Overseas BV
1,200,000	7.125	04/01/09	1,248,184

			2,064,083

Wireless Telecommunications(b) — 2.1%
AT&T Wireless Services, Inc.
900,000	8.750	03/01/31	1,120,257
Intelsat
350,000	5.250	11/01/08	346,500
Sprint Capital Corp.
1,500,000	7.625	01/30/11	1,512,584
3,150,000	6.875	11/15/28	2,611,938

			5,591,279

Wirelines Telecommunications — 2.3%
Ameritech Capital Funding
575,000	6.250	05/18/09	598,118
Deutsche Telekom International Finance BV
550,000	5.375 (b)	03/23/11	562,182
1,650,000	8.250	06/15/30	2,035,615
France Telecom SA
175,000	8.125	01/28/33	325,288
Telecom Italia Capital(b)
700,000	4.000	01/15/10	693,839
1,700,000	4.950	09/30/14	1,644,663

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — (continued)
TPSA Finance BV(a)
$350,000	7.750%	12/10/08	$362,136

			6,221,841

TOTAL CORPORATE BONDS			$251,293,380

Emerging Market Debt(a)(b) — 0.5%
Lukoil International Finance BV
$1,525,000	6.656%	06/07/22	$1,406,813

Municipal Bond — 0.1%
Ohio — 0.1%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2 (BBB/Baa3)
$375,000	5.125%	06/01/24	$361,436

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock(b) — 0.4%
FNMA
36,000	8.250%	12/31/10	$951,120

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 95.3%			$254,012,749

Repurchase Agreement(f) — 2.8%
Joint Repurchase Agreement Account II
$7,500,000	2.988%	02/01/08	$7,500,000
Maturity Value: $7,500,623

TOTAL INVESTMENTS — 98.1%			$261,512,749

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%			5,128,771

NET ASSETS — 100.0%			$266,641,520

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* The principal amount of each security is stated in the currency in which the bond is denominated. All amounts shown are in U.S. dollars unless otherwise noted. See below.

Currency Legend:
EUR	—Euro

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $51,363,262, which represents approximately 19.3% of net assets as of January 31, 2008.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(f) Joint repurchase agreement was entered into on January 31, 2008. Additional information appears in the Notes to the schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FNMA	— Federal National Mortgage Association
RB	— Revenue Bond

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At January 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, to sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

British Pound	Sale	02/20/08	$542,049	$521,444	$20,605

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Euro	Sale	02/26/08	$10,722,773	$10,885,314	$(162,541)

FUTURES CONTRACTS — At January 31, 2008, the following futures contracts were open:

	Number of
	Contracts Long	Settlement	Notional	Unrealized
Type	(Short)	Month	Value	Gain (Loss)

Eurodollars	29	March 2008	$7,039,388	$106,918
Eurodollars	9	June 2008	2,193,975	53,223
Eurodollars	5	September 2008	1,219,438	29,135
Eurodollars	5	December 2008	1,217,938	28,010
Eurodollars	5	March 2009	1,215,813	26,418
Eurodollars	5	June 2009	1,213,313	24,730
5 Year Euro-Bobl	(65)	March 2008	(10,686,431)	(138,865)
U.S. Treasury Bonds	78	March 2008	9,306,375	61,383
2 Year U.S. Treasury Notes	(3)	March 2008	(639,656)	(9,312)
5 Year U.S. Treasury Notes	246	March 2008	27,798,000	657,689
10 Year U.S. Treasury Notes	(435)	March 2008	(50,772,656)	(1,543,352)

TOTAL				$(704,023)

SWAP CONTRACTS — At January 31, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	received by	made by	Upfront Payments made (received) by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$8,000		09/02/10	4.309%	3 month LIBOR	$—	$322,498
	2,700	(a)	06/18/13	4.500	3 month LIBOR	23,632	78,719
	7,000		10/19/15	4.965	3 month LIBOR	—	528,866
	800	(a)	06/18/18	3 month LIBOR	5.000%	(62,570)	20,312
	4,400	(a)	06/18/23	3 month LIBOR	5.250	(269,412)	(7,324)
	800	(a)	06/18/28	5.250	3 month LIBOR	74,465	(27,950)
	4,000		03/19/35	5.288	3 month LIBOR	—	341,469
	2,800		04/09/35	5.266	3 month LIBOR	—	230,209
Deutsche Bank Securities, Inc.	10,660		11/17/10	3 month LIBOR	4.315	—	(236,317)
	4,010		12/24/10	3 month LIBOR	3.780	—	(43,302)
	2,860		12/29/10	3 month LIBOR	3.868	—	(35,114)
	1,950		12/29/10	3 month LIBOR	4.000	—	(28,796)
	4,470		01/07/11	3 month LIBOR	3.658	—	(36,355)
	2,770		01/28/11	3 month LIBOR	3.161	—	5,213
	9,000	(a)	06/18/13	4.500	3 month LIBOR	76,852	264,319
	9,400		11/17/15	4.920	3 month LIBOR	—	419,950
	3,500		12/24/15	4.520	3 month LIBOR	—	63,885
	2,500		12/29/15	4.630	3 month LIBOR	—	61,395
	1,700		12/29/15	4.745	3 month LIBOR	—	53,361
	3,900		01/07/16	4.487	3 month LIBOR	—	60,421

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank Securities, Inc.	2,400		01/28/16	4.224%	3 month LIBOR	$—	$(3,452)
	1,000	(a)	06/18/18	5.000	3 month LIBOR	45,027	7,795
	14,900	(a)	06/18/23	3 month LIBOR	5.250%	(547,296)	(389,834)
	900	(a)	06/18/28	3 month LIBOR	5.250	(50,885)	(1,444)
	2,620		11/17/38	3 month LIBOR	5.309	—	(161,027)
	960		12/24/38	3 month LIBOR	5.011	—	(12,386)
	690		12/29/38	3 month LIBOR	5.121	—	(20,540)
	470		12/29/38	3 month LIBOR	5.215	—	(20,776)
	1,070		01/07/39	3 month LIBOR	5.017	—	(13,960)
	660		01/28/39	3 month LIBOR	4.939	—	87
JPMorgan Securities, Inc.	10,200	(a)	06/18/13	4.500	3 month LIBOR	75,187	311,473
	26,100	(a)	06/18/15	5.000	3 month LIBOR	753,821	816,531
	5,900	(a)	06/18/18	5.000	3 month LIBOR	171,823	139,826
	5,900	(a)	06/18/28	3 month LIBOR	5.250	(262,377)	(80,670)
	2,700	(a)	06/18/28	5.250	3 month LIBOR	43,496	113,491
	2,800	(a)	06/18/38	5.250	3 month LIBOR	127,844	48,527

TOTAL						$199,607	$2,769,100

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2008.
CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rates		Upfront Payments
		Amount	Paid (received) by	Termination	made (received) by	Unrealized
Swap Counterparty	Referenced Obligation	(000s)	Fund	Date	the Fund	Gain (Loss)

Protection Purchased:
Banc of America Securities LLC	Lowe’s Cos., Inc.	$5,000	0.180%	06/20/13	$—	$153,132
	8.250%, 06/01/10
Deutsche Bank Securities, Inc.	Core Investment Grade Bond Trust	18,000	0.650	12/20/16	(129,065)	870,753
	CDX North America	20,000	0.600	06/20/17	575,849	279,197
	Investment Grade Index
Protection Sold:
	Countrywide Home Loans, Inc.
JPMorgan Securities, Inc.	4.000%, 03/22/11	2,500	(0.450)	03/20/12	—	(353,921)
	Countrywide Home Loans, Inc.
	6.000%, 01/24/18	200	(2.300)	03/20/13	(291)	(14,432)
Solomon Smith Barney, Inc.	Residential Capital LLC	675	(2.570)	09/20/12	—	(243,297)
	6.500%, 04/17/13
	Countrywide Home Loans, Inc.
	6.000%, 01/24/18	50	(2.350)	03/20/13	(74)	(3,500)
	Countrywide Home Loans, Inc.
	6.000%, 01/24/18	175	(2.400)	03/20/13	(266)	(11,872)

TOTAL					$446,153	$676,060

Investment Abbreviation:
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$266,505,424

Gross unrealized gain	3,817,473
Gross unrealized loss	(8,810,148)

Net unrealized security loss	($4,992,675)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — 19.0%
Airlines — 0.0%
United Air Lines, Inc.
	$1,105	6.602%		09/01/13	$1,102

Banks — 5.5%
ANZ Capital Trust I(a)(b)
	250,000	4.484		01/29/49	245,744
Bank of America Corp.(b)(c)
	325,000	8.000		12/29/49	337,594
Bank of America NA(c)
	500,000	4.966		12/18/08	500,522
Barclays Bank PLC(c)
	830,000	5.121		03/13/09	832,560
Citigroup, Inc.
	525,000	4.125		02/22/10	527,055
Fortis Bank NY(c)
	400,000	5.265		04/28/08	399,925
JPMorgan Chase & Co.
	375,000	6.000		01/15/18	389,176
JPMorgan Chase Capital XXII Series V(b)
	250,000	6.450		02/02/37	224,289
MUFG Capital Finance 1 Ltd.(b)(c)
	250,000	6.346		07/29/49	234,515
Nordea Bank Finland PLC(a)(c)
	400,000	4.991		05/28/08	399,904
Rabobank Nederland(a)(c)
	500,000	4.646		04/06/09	500,363
Resona Preferred Global Securities Ltd.(a)(b)(c)
	300,000	7.191		12/29/49	297,602
Royal Bank of Scotland Group PLC
	175,000	9.118	(b)	03/31/49	189,564
	200,000	7.640	(b)(c)	09/29/49	204,842
	200,000	6.990	(a)(c)	10/05/49	200,052
UFJ Finance Aruba AEC
	30,000	6.750		07/15/13	31,906
Wachovia Corp.
	225,000	5.750		02/01/18	225,507
Washington Mutual, Inc.
	350,000	8.250		04/01/10	337,750
Wells Fargo & Co.
	400,000	4.375		01/31/13	399,892
	300,000	5.625		12/11/17	308,303

					6,787,065

Brokerage — 2.7%
Citigroup Global Markets Holdings, Inc.(c)
	1,200,000	5.091		03/17/09	1,191,924
Lehman Brothers Capital Trust VII(b)(c)
	75,000	5.857		11/29/49	57,938
Lehman Brothers Holdings, Inc.
EUR	400,000	5.375		10/17/12	578,355
	$125,000	5.625		01/24/13	126,615
Merrill Lynch & Co., Inc.
	150,000	5.450		02/05/13	150,233
	200,000	6.400		08/28/17	202,995

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Brokerage — (continued)
Morgan Stanley(c)
$550,000	4.793%	01/09/12	$529,070
The Bear Stearns Cos., Inc.
450,000	7.250	02/01/18	449,983

			3,287,113

Captive Financial — 0.4%
General Electric Capital Corp.(b)(c)
200,000	6.375	11/15/67	207,924
International Lease Finance Corp.
125,000	4.950	02/01/11	124,789
VTB Capital SA(a)
150,000	6.609	10/31/12	149,380

			482,093

Chemicals(b) — 0.1%
Ferro Corp.
125,000	9.125	01/01/09	127,500

Distributors(a)(b) — 0.7%
Ras Laffan Liquefied Natural Gas Co. Ltd.
34,144	3.437	09/15/09	34,191
Southern Star Central Gas Pipeline, Inc.
900,000	6.000	06/01/16	882,000

			916,191

Electric(b) — 0.9%
AEP Texas Central Co.
115,000	6.650	02/15/33	118,531
Arizona Public Service Co.
150,000	6.250	08/01/16	158,178
Commonwealth Edison Co.
150,000	5.875	02/01/33	140,207
125,000	5.900	03/15/36	116,702
MidAmerican Energy Holdings Co.
250,000	6.125	04/01/36	248,854
Progress Energy, Inc.
100,000	5.625	01/15/16	101,505
Scottish Power PLC
125,000	4.910	03/15/10	128,070
The AES Corp.
125,000	9.500	06/01/09	128,125

			1,140,172

Energy — 1.5%
Anadarko Petroleum Corp.(b)
325,000	5.950	09/15/16	335,127
Canadian Natural Resources Ltd.(b)
275,000	5.700	05/15/17	275,180
75,000	6.500	02/15/37	73,666
Halliburton Co.(a)
25,000	7.600	08/15/96	29,669
Kerr-McGee Corp.(b)
75,000	6.950	07/01/24	79,868
Nexen, Inc.(b)
375,000	6.400	05/15/37	362,837

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Energy — (continued)
Transocean, Inc.(b)
$175,000	6.800%	03/15/38	$182,073
Valero Energy Corp.(b)
375,000	6.625	06/15/37	370,419
XTO Energy, Inc.(b)
150,000	5.000	01/31/15	148,690

			1,857,529

Entertainment(b) — 0.1%
Universal City Development Partners
125,000	11.750	04/01/10	129,063

Food & Beverage — 0.4%
Cargill, Inc.(a)(b)
250,000	5.200	01/22/13	252,059
Kraft Foods, Inc.
150,000	6.500	08/11/17	156,592
Land O’ Lakes, Inc.(b)
125,000	8.750	11/15/11	127,656

			536,307

Gaming(b) — 0.1%
Mohegan Tribal Gaming Authority
170,000	6.375	07/15/09	168,300

Health Care -Services(b)(d) — 0.1%
HCA, Inc.
125,000	9.625	11/15/16	132,500

Life Insurance(b) — 0.3%
American International Group, Inc.
100,000	6.250	03/15/37	87,369
Americo Life, Inc.(a)
50,000	7.875	05/01/13	52,160
Phoenix Life Insurance Co.(a)
100,000	7.150	12/15/34	110,514
Symetra Financial Corp.(a)
100,000	6.125	04/01/16	100,404

			350,447

Media — Cable — 0.9%
Comcast Cable Communications Holdings, Inc.
175,000	9.455	11/15/22	220,977
Comcast Holdings Corp.
200,000	10.625	07/15/12	237,776
Cox Communications, Inc.(a)(b)
150,000	5.875	12/01/16	149,629
CSC Holdings, Inc. Series B
125,000	7.625	04/01/11	123,750
Time Warner Cable, Inc.(b)
250,000	5.400	07/02/12	253,831
150,000	6.550	05/01/37	148,592

			1,134,555

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Media — Non Cable(b) — 0.4%
AMFM, Inc.
	$50,000	8.000%	11/01/08	$51,824
DIRECTV Holdings/Finance LLC
	125,000	8.375	03/15/13	129,375
News America, Inc.(a)
	300,000	6.650	11/15/37	304,576

				485,775

Metals & Mining(b) — 0.1%
GrafTech Finance, Inc.
	125,000	10.250	02/15/12	129,063

Noncaptive — Financial — 1.0%
Countrywide Home Loans, Inc.
	50,000	5.625	07/15/09	45,933
	25,000	4.125	09/15/09	22,375
GATX Financial Corp.(b)
	150,000	8.875	06/01/09	159,744
General Electric Capital Corp.
	810,000	4.125	09/01/09	819,281
Pemex Project Funding Master Trust
	10,000	9.125	10/13/10	11,185
Residential Capital LLC(b)
	175,000	7.875	06/30/10	113,750

				1,172,268

Packaging(b)(c) — 0.1%
Impress Holdings BV
EUR	125,000	7.701	09/15/13	167,254

Pipelines — 1.6%
Boardwalk Pipelines LP(b)
	$200,000	5.875	11/15/16	202,519
El Paso Corp.(b)
	500	7.750	01/15/32	495
Energy Transfer Partners LP(b)
	500,000	5.950	02/01/15	503,139
Enterprise Products Operating LP(b)
	125,000	5.600	10/15/14	124,716
	75,000	5.000	03/01/15	72,595
	100,000	7.034 (c)	01/15/68	88,209
Gulf South Pipeline Co. LP(a)(b)
	175,000	6.300	08/15/17	186,072
ONEOK Partners LP(b)
	225,000	6.150	10/01/16	229,727
	125,000	6.650	10/01/36	123,273
Southern Natural Gas Co.(a)(b)
	50,000	5.900	04/01/17	50,032
Tennessee Gas Pipeline Co.
	325,000	7.625	04/01/37	349,846

				1,930,623

Property/Casualty Insurance — 0.6%
CNA Financial Corp.
	150,000	7.250	11/15/23	154,956

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
Endurance Specialty Holdings Ltd.(b)
	$75,000	6.150%	10/15/15	$75,944
	150,000	7.000	07/15/34	140,462
QBE Capital Funding II LP(a)(b)(c)
	175,000	6.797	06/29/49	164,782
Swiss Re Capital I LP(a)(b)(c)
	100,000	6.854	05/29/49	96,736
The Chubb Corp.(b)(c)
	125,000	6.375	03/29/37	122,734

				755,614

Real Estate Investment Trust(b) — 0.2%
iStar Financial, Inc. Series B
	100,000	5.700	03/01/14	85,188
Westfield Capital Corp.(a)
	150,000	5.125	11/15/14	139,866

				225,054

Technology(b) — 0.2%
Fiserv, Inc.
	225,000	6.125	11/20/12	234,093

Wireless Telecommunications(b) — 0.5%
Hellas Telecommunications Luxembourg V(c)
EUR	125,000	8.076	10/15/12	170,506
Inmarsat Finance II PLC
	$125,000	10.375	11/15/12	121,875
Sprint Capital Corp.
	375,000	6.875	11/15/28	310,945

				603,326

Wirelines Telecommunications — 0.6%
Deutsche Telekom International Finance BV
	200,000	8.250	06/15/30	246,741
New England Telephone &Telegraph Co.(e)
	5,000	7.875	11/15/29	5,662
Nordic Telephone Co. Holdings(b)
EUR	125,000	8.250	05/01/16	176,546
Telecom Italia Capital(b)
	$175,000	6.200	07/18/11	182,383
	150,000	4.950	09/30/14	145,117

				756,449

TOTAL CORPORATE BONDS				$23,509,456

Mortgage-Backed Obligations — 71.9%
Adjustable Rate Non-Agency(c) — 17.1%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
	$171,165	4.990%	04/25/35	$171,665
American Home Mortgage Assets Series 2007-1, Class A1
	876,068	5.362	02/25/47	813,002
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
	219,579	4.457	04/25/34	220,467

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
$559,321	5.063%	06/25/35	$563,312
Countrywide Alternative Loan Trust Series 2005-38, Class A3
376,906	3.726	09/25/35	353,731
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1
422,966	4.855	04/20/35	408,003
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
203,244	4.555	11/20/34	196,649
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
827,625	4.900	08/20/35	768,732
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
88,794	4.750	12/25/34	85,794
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
442,607	4.398	06/25/34	431,599
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
735,674	5.746	12/19/35	734,119
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
825,992	4.114	11/19/36	777,137
Harborview Mortgage Loan Trust Series 2006-12, Class 2A2A
1,621,602	4.124	01/19/38	1,507,430
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
546,593	5.376	08/25/35	514,683
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
655,571	5.065	07/25/35	660,701
Lehman XS Trust Series 2006-2N, Class 1A1
1,715,883	3.636	02/25/46	1,623,555
Lehman XS Trust Series 2007-16N, Class 2A2
1,482,285	4.226	09/25/47	1,359,997
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
33,340	3.756	11/25/34	32,515
Master Adjustable Rate Mortgages Trust Series 2006-A2, Class 4A1B
827,584	5.988	12/25/46	739,138
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
759,375	5.348	10/25/34	773,692
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
587,765	5.662	01/25/46	563,284
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
984,108	6.549	11/25/37	982,878
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
728,522	5.208	09/25/35	736,129
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
787,987	5.184	09/25/35	789,998
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
270,976	4.380	05/25/34	266,744
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
103,998	5.250	09/25/34	100,932
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
465,051	5.450	11/25/34	443,875

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 5A2
$1,000,000	5.250%	02/25/36	$995,564
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
336,584	4.243	06/25/34	333,240
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
803,689	5.309	03/25/37	819,465
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY3, Class 4A1
899,283	5.349	03/25/37	913,133
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR6, Class A1
1,507,411	5.038	04/25/35	1,469,626

TOTAL ADJUSTABLE RATE NON-AGENCY			21,150,789

Collateralized Mortgage Obligations — 1.5%

Planned Amortization Class — 0.5%
FNMA REMIC Series 2005-70, Class PA
561,858	5.500	08/25/35	578,808

Regular Floater(c)(f) — 0.2%
FHLMC REMIC Series 3038, Class XA
73,654	0.000	09/15/35	73,782
FHLMC REMIC Series 3167, Class X
79,538	0.000	06/15/36	78,849
FHLMC REMIC Series 3176, Class XI
373,774	0.000	10/15/35	3,486
FHLMC REMIC Series 3268, Class DO
94,449	0.000	01/15/37	102,098

			258,215

Sequential Fixed Rate — 0.8%
FHLMC REMIC Series 3200, Class AD
960,425	5.500	05/15/29	977,539

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$1,814,562

Commercial Mortgage-Backed Securities — 3.2%
Sequential Fixed Rate — 3.2%
Banc of America Commercial Mortgage, Inc. Series 2002-2, Class A3
530,000	5.118%	07/11/43	531,356
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
1,000,000	5.181	09/10/47	1,013,498
GMAC Commercial Mortgage Securities, Inc. Series 2000-C3, Class A2
745,000	6.957	09/15/35	781,659
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3, Class A4A
1,000,000	4.936	08/15/42	987,100

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class A4
$700,000	5.440%	06/12/47	$688,889

			4,002,502

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$4,002,502

Federal Agencies — 50.1%
Adjustable Rate FHLMC(c) — 0.9%
709,301	4.814	09/01/35	723,180
336,292	5.748	04/01/37	345,083

			1,068,263

FHLMC — 2.8%
385,072	5.000	05/01/18	390,867
355,896	5.500	05/01/33	361,100
760,828	5.500	06/01/37	770,404
890,890	7.500	08/01/37	945,263
942,422	7.000	11/01/37	992,227

			3,459,861

FNMA — 45.4%
63,678	4.500	04/01/18	63,902
3,243,716	4.500	06/01/18	3,257,477
886,174	4.500	01/01/19	889,315
201,320	6.000	02/01/19	208,177
386,056	5.000	05/01/19	392,862
487,034	4.000	06/01/19	480,417
499,823	5.000	08/01/19	507,718
454,222	6.000	08/01/19	469,695
482,923	6.000	09/01/19	500,165
859,935	5.500	06/01/20	883,140
606,585	6.000	12/01/20	628,242
518,774	5.000	01/01/21	526,255
761,621	6.000	04/01/21	789,121
286,921	6.000	06/01/21	296,760
247,539	5.500	07/01/21	253,605
220,277	6.000	07/01/21	227,826
715,695	6.000	12/01/32	736,246
847,243	5.500	12/01/33	860,011
488,212	5.500	02/01/34	495,343
112,728	6.000	02/01/34	115,894
477,684	5.500	03/01/34	484,661
950,999	5.500	04/01/34	965,330
318,222	5.500	05/01/34	322,870
252,905	5.500	07/01/34	256,573
656,425	5.500	08/01/34	666,012
1,172,671	5.500	09/01/34	1,189,799
3,755,118	5.500	11/01/34	3,809,966
1,313,440	5.500	01/01/35	1,332,624
1,340,792	5.500	02/01/35	1,360,376
325,737	5.000	11/01/35	324,571
189,073	4.500	03/01/36	183,555
1,366,508	5.000	03/01/36	1,361,617
2,651,790	5.000	07/01/36	2,641,245

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$34,233	7.000%	09/01/36	$36,042
1,106,471	6.000	11/01/36	1,135,598
862,785	5.000	02/01/37	859,360
974,385	5.000	03/01/37	970,510
551,915	7.000	03/01/37	581,071
987,866	5.000	04/01/37	983,945
349,727	7.000	04/01/37	368,202
31,319	7.000	08/01/37	33,139
921,737	8.000	10/01/37	986,334
5,000,000	5.500	TBA-15yr(g)	5,065,625
9,000,000	6.500	TBA-15yr(g)	9,326,250
8,000,000	7.000	TBA-15yr(g)	8,420,000

			56,247,446

GNMA — 1.0%
1,222,142	5.500	05/15/36	1,247,079

TOTAL FEDERAL AGENCIES			$62,022,649

TOTAL MORTGAGE-BACKED OBLIGATIONS			$88,990,502

Agency Debentures — 3.9%
FHLB(h)
$2,400,000	4.625%	09/11/20	$2,450,119
FHLMC
2,000,000	3.250	02/25/11	2,011,034
FNMA(h)
300,000	4.625	05/01/13	312,591

TOTAL AGENCY DEBENTURES			$4,773,744

Asset-Backed Securities — 2.9%
Automotive — 0.7%
Capital Auto Receivables Asset Trust Series 2004-2, Class A3
$115,853	3.580%	01/15/09	$115,912
Nissan Auto Receivables Owner Trust Series 2006-C, Class A3
675,000	5.440	04/15/10	682,836

			798,748

Home Equity — 1.8%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(c)
26,106	3.776	10/27/32	24,454
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(c)
15,966	3.706	10/25/32	15,512
Bear Stearns Asset Backed Securities Trust Series 2003-2, Class A2(c)
7,915	3.826	03/25/43	7,723
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(c)
464,723	4.376	10/25/37	451,943
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(c)
150,000	4.626	10/25/37	138,000

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(c)
	$250,000	4.826%		10/25/37	$217,500
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(c)
	2,554	3.996		01/25/32	2,506
First Alliance Mortgage Loan Trust Series 1999-4, Class A2(c)
	5,503	4.694		03/20/31	5,242
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	96,265	7.000		09/25/37	95,182
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	142,829	7.000		09/25/37	141,222
GSAMP Trust Series 2002-NC1, Class A2(c)
	274	4.016		07/25/32	203
Home Equity Asset Trust Series 2002-1, Class A4(c)
	257	3.976		11/25/32	242
Household Home Equity Loan Trust Series 2007-3, Class APT(c)
	474,506	5.159		11/20/36	463,764
Renaissance Home Equity Loan Trust Series 2003-2, Class A(c)
	3,141	3.816		08/25/33	3,026
Renaissance Home Equity Loan Trust Series 2003-3, Class A(c)
	11,266	3.876		12/25/33	10,567
Salomon Brothers Mortgage Securities VII Series 2002-CIT1, Class A(c)
	2,557	3.676		03/25/32	2,531
Saxon Asset Securities Trust Series 2002-1, Class AV2(c)
	521	3.646		01/25/32	518
Wells Fargo Home Equity Trust Series 2005-3, Class AI1A(a)(c)
	709,831	3.646		11/25/35	669,349

					2,249,484

Sallie Mae Student Loans(c) — 0.4%
SLM Student Loan Trust Series 2005-6 Class AJB
	500,000	3.341		07/27/26	499,756

TOTAL ASSET-BACKED SECURITIES					$3,547,988

Credit Linked Note — 0.1%
Brazil — 0.1%
Federal Republic of Brazil Inflation Linked
BRL	297,000	6.000%		12/31/17	$110,442

Foreign Debt Obligations — 7.2%
Government of Japan
JPY	630,000,000	1.700		12/20/16	$6,121,649
Israel Government AID Bond
	$50,000	5.500		04/26/24	56,155
	40,000	5.500		09/18/33	45,476
Republic of Argentina
	$1,170,000	7.000		09/12/13	1,038,017
ARS	1,014,379	2.000	(c)	01/03/16	259,827
United Mexican States
	$30,000	5.077	(c)	01/13/09	30,060

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Debt Obligations — (continued)
United Mexican States
MXN	12,220,000	10.000%	12/05/24	$1,377,790

TOTAL FOREIGN DEBT OBLIGATIONS				$8,928,974

Municipal Bonds — 0.2%
New York(c) — 0.0%
New York City Municipal Water Finance Authority Water & Sewer Systems RB Residuals Series 2005-1105 (FSA)
	$10,000	7.840%	06/15/34	$10,721

Ohio — 0.2%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2 (BBB/Baa3)
	75,000	5.125	06/01/24	72,287
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2 (BBB/Baa3)
	75,000	5.875	06/01/30	73,393
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2 (BBB/Baa3)
	150,000	5.875	06/01/47	145,002

				290,682

TOTAL MUNICIPAL BONDS				$301,403

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock — 0.3%
Fannie Mae
16,000	8.250%	12/31/10	$422,720

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 105.5%			$130,585,229

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Repurchase Agreement(i) — 13.2%
Joint Repurchase Agreement Account II
$16,300,000	2.988%	02/01/08	$16,300,000
Maturity Value: $16,301,353

TOTAL INVESTMENTS — 118.7%			$146,885,229

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.7)%			(23,127,416)

NET ASSETS — 100.0%			$123,757,813

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* The principal amount of each security is stated in the currency in which the bond is denominated. All amounts shown are in U.S. dollars unless otherwise noted. See below.

Currency Legend:
ARS	— Argentine Peso
BRL	— Brazilian Dollar
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,822,527, which represents approximately 4.7% of net assets as of January 31, 2008.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(d) Pay-in-kind securities.
(e) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(f) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(g) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $22,811,875 which represents approximately 18.4% of net assets as of January 31, 2008.
(h) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(i) Joint repurchase agreement was entered into on January 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poors/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At January 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Brazilian Real	Purchase	02/06/08	$109,631	$111,082	$1,451
British Pound	Purchase	03/19/08	2,630,000	2,653,912	23,912
British Pound	Sale	02/20/08	79,612	76,586	3,026
British Pound	Sale	03/19/08	2,589,259	2,507,159	82,100
Canadian Dollar	Sale	03/19/08	365,000	358,663	6,337
Euro	Purchase	03/19/08	5,916,856	5,957,427	40,571
Euro	Sale	03/19/08	375,000	373,588	1,412
Japanese Yen	Purchase	03/19/08	2,929,988	2,986,535	56,547
Japanese Yen	Sale	03/19/08	762,000	759,466	2,534
Swedish Krona	Purchase	03/19/08	397,795	399,917	2,122
Swedish Krona	Sale	03/19/08	725,000	721,694	3,306
Swiss Franc	Purchase	03/19/08	2,264,000	2,306,437	42,437

TOTAL					$265,755

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Australian Dollar	Purchase	03/19/08	$374,000	$372,395	$(1,605)
Australian Dollar	Sale	03/19/08	380,000	393,937	(13,937)
Brazilian Real	Sale	02/06/08	110,000	111,082	(1,082)
Brazilian Real	Sale	05/15/08	107,846	109,278	(1,432)
British Pound	Purchase	02/20/08	37,416	36,113	(1,303)
British Pound	Purchase	03/19/08	715,000	693,445	(21,555)
British Pound	Sale	03/19/08	1,204,026	1,217,840	(13,814)
Euro	Purchase	03/19/08	414,886	414,288	(598)
Euro	Sale	02/26/08	931,164	949,214	(18,050)
Euro	Sale	03/19/08	4,450,000	4,526,634	(76,634)
Japanese Yen	Purchase	03/19/08	1,206,886	1,204,014	(2,872)
Japanese Yen	Sale	02/21/08	6,025,132	6,063,124	(37,992)
Japanese Yen	Sale	03/19/08	2,574,000	2,647,340	(73,340)
Mexican Peso	Sale	04/15/08	1,293,898	1,305,697	(11,799)
Norwegian Krone	Sale	03/19/08	737,000	751,864	(14,864)
Swedish Krona	Sale	03/19/08	743,000	756,853	(13,853)
Swiss Franc	Sale	03/19/08	1,509,000	1,530,562	(21,562)

TOTAL					$(326,292)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts with Unrealized Gain (Purchase/Sale)	Date	Current Value	Current Value	Gain

Norwegian Krone/Euro	03/19/08	$372,706	$370,330	$2,376

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts with Unrealized Loss (Purchase/Sale)	Date	Current Value	Current Value	Loss

Swedish Krona/Euro	03/19/08	$699,050	$708,504	$(9,454)

FUTURES CONTRACTS — At January 31, 2008, the following futures contracts were open:

	Number of
	Contracts Long	Settlement	Notional	Unrealized
Type	(Short)	Month	Value	Gain (Loss)

Eurodollars	40	March 2008	$9,709,500	$151,414
Eurodollars	5	June 2008	1,218,875	28,787
Eurodollars	5	September 2008	1,219,438	29,135
Eurodollars	5	December 2008	1,217,938	28,010
Eurodollars	5	March 2009	1,215,813	26,418
Eurodollars	5	June 2009	1,213,313	24,730
10 Year Japanese Yen Bond	(4)	March 2008	(5,181,250)	(59,467)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
FUTURES CONTRACTS (continued)

	Number of
	Contracts Long	Settlement	Notional	Unrealized
Type	(Short)	Month	Value	Gain (Loss)

5 Year Euro-Bobl	(44)	March 2008	$(7,233,892)	$(66,772)
U.K. Life Long Gilt	2	March 2008	439,748	1,783
U.S. Treasury Bonds	14	March 2008	1,670,375	(463)
2 Year U.S. Treasury Notes	49	March 2008	10,447,719	154,209
5 Year U.S. Treasury Notes	55	March 2008	6,215,000	148,393
5 Year U.S. Treasury Notes	(77)	March 2008	(8,071,000)	(243,264)
10 Year U.S. Treasury Notes	(34)	March 2008	3,968,438	(112,671)

TOTAL				$110,242

SWAP CONTRACTS — At January 31, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America	USD	11,200	(a)	06/18/13	4.500%	3 month LIBOR	$64,057	$360,510
Securities LLC		1,900	(a)	06/18/13	3 month LIBOR	4.500%	(47,836)	(24,189)
		500	(a)	06/18/18	3 month LIBOR	5.000	(39,106)	12,695
		3,500	(a)	06/18/23	3 month LIBOR	5.250	(202,311)	(17,820)
		500	(a)	06/18/28	5.250	3 month LIBOR	46,541	(17,469)
Barclays Bank PLC	EUR	900	(a)	06/18/13	4.250	6 month EURO	8,293	4,308
		1,185	(a)	06/18/13	6 month EURO	4.250	5,691	(22,284)
	USD	1,340	(a)	06/18/13	4.500	3 month LIBOR	1,677	49,120
	SEK	6,200	(a)	06/18/13	3 month STIB	4.750	(5,401)	(11,980)
	GBP	840	(a)	06/18/13	6 month BP	5.250	(26,827)	2,803
	SEK	10,100	(a)	06/18/18	3 month STIB	4.750	7,678	(28,471)
	EUR	290	(a)	06/18/38	4.750	6 month EURO	3,916	—
	USD	360	(a)	06/18/38	3 month LIBOR	5.250	(23,489)	—
Bear Stearns & Co., Inc		4,400		08/20/12	3 month LIBOR	5.282	—	(395,763)
Citibank NA	JPY	23,000	(a)	06/18/13	1.250	6 month JYOR	86	1,126
	USD	240	(a)	06/18/13	4.500	3 month LIBOR	2,827	6,271
	GBP	2,350	(a)	06/18/13	5.250	6 month BP	12,655	54,556
	JPY	397,000	(a)	06/18/13	6 month JYOR	1.250	(25,433)	4,517
		213,000		12/20/16	6 month JYOR	1.872	—	(67,112)
CSFB International London	GBP	130	(a)	06/18/13	5.250	6 month BP	3,572	146

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	the Fund	Gain (Loss)

CSFB International London	SEK	1,400	(a)	06/18/13	3 month STIB	4.750%	$(3,137)	$(932)
	GBP	40	(a)	06/18/13	6 month BP	5.250	(824)	(320)
	EUR	120	(a)	06/18/13	6 month EURO	4.250	469	(2,150)
		1,110	(a)	06/18/18	4.500%	6 month EURO	(1,443)	16,822
	SEK	11,000	(a)	06/18/18	3 month STIB	4.750	3,315	(25,962)
	EUR	1,320	(a)	06/18/38	4.750	6 month EURO	6,333	10,826
	USD	590	(a)	06/18/38	3 month LIBOR	5.250	(36,507)	(580)
	GBP	210	(a)	06/18/38	6 month BP	4.750	(2,359)	(4,423)
Deutsche Bank AG	JPY	169,000		12/17/10	1.160	6 month JYOR	—	8,925
		169,000		12/17/10	1.170	6 month JYOR	—	9,237
		263,000		12/17/10	1.181	6 month JYOR	—	14,920
		494,000		12/17/10	1.183	6 month JYOR	—	28,142
	USD	260	(a)	06/18/13	4.500	3 month LIBOR	4,775	5,081
	JPY	8,000	(a)	06/18/13	1.250	6 month JYOR	297	125
	EUR	910	(a)	06/18/13	4.250	6 month EURO	13,904	(1,163)
	JPY	16,000	(a)	06/18/13	6 month JYOR	1.250	(693)	—
		552,000	(a)	03/19/15	1.500	6 month JYOR	15,871	52,205
		138,000		12/17/15	6 month JYOR	1.703	—	(22,859)
		167,000		12/17/15	6 month JYOR	1.699	—	(27,329)
		107,000		12/17/15	6 month JYOR	1.670	—	(15,579)
		107,000		12/17/15	6 month JYOR	1.641	—	(13,627)
		176,000		12/17/15	6 month JYOR	1.691	—	(27,890)
	EUR	1,120	(a)	06/18/18	4.500	6 month EURO	(4,398)	19,915
	USD	470	(a)	06/18/38	3 month LIBOR	5.250	(29,894)	289
	EUR	390	(a)	06/18/38	4.750	6 month EURO	(952)	6,238

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank AG	EUR	430	(a)	06/18/38	6 month EURO	4.750%	$8,305	$(14,134)
	JPY	22,000		12/17/38	2.540%	6 month JYOR	—	1,478
		22,000		12/17/38	2.570	6 month JYOR	—	2,818
		35,000		12/17/38	2.585	6 month JYOR	—	5,550
		33,000		12/17/38	2.594	6 month JYOR	—	5,816
		28,000		12/17/38	2.595	6 month JYOR	—	5,009
Deutsche Bank Securities, Inc.	USD	8,050		11/17/10	3 month LIBOR	4.315	—	(178,457)
		2,750		12/24/10	3 month LIBOR	3.780	—	(29,696)
		2,060		12/29/10	3 month LIBOR	3.868	—	(25,292)
		1,440		12/29/10	3 month LIBOR	4.000	—	(21,265)
		3,440		01/07/11	3 month LIBOR	3.658	—	(27,978)
		2,420		01/28/11	3 month LIBOR	3.161	—	4,555
		5,300	(a)	06/18/13	3 month LIBOR	4.500	(171,499)	(29,412)
		15,200	(a)	06/18/13	4.500	3 month LIBOR	142,788	433,411
		7,100		11/17/15	4.920	3 month LIBOR	—	317,196
		2,400		12/24/15	4.520	3 month LIBOR	—	43,807
		1,800		12/29/15	4.630	3 month LIBOR	—	44,204
		1,300		12/29/15	4.745	3 month LIBOR	—	40,805
		3,000		01/07/16	4.487	3 month LIBOR	—	46,477
		2,100		01/28/16	4.224	3 month LIBOR	—	(3,020)
		700	(a)	06/18/18	5.000	3 month LIBOR	31,519	5,457
		4,300	(a)	06/18/23	3 month LIBOR	5.250	(298,526)	28,078
		700	(a)	06/18/28	3 month LIBOR	5.250	(39,577)	(1,123)
		1,980		11/17/38	3 month LIBOR	5.309	—	(121,692)
		660		12/24/38	3 month LIBOR	5.011	—	(8,515)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank Securities, Inc.	USD	350		12/29/38	3 month LIBOR	5.215%	$—	$(15,471)
		500		12/29/38	3 month LIBOR	5.121	—	(14,884)
		820		01/07/39	3 month LIBOR	5.017	—	(10,698)
		580		01/28/39	3 month LIBOR	4.939	—	77
JPMorgan Securities, Inc.	BRL	7,500		01/04/10	12.700%	Brazilian Interbank	—	4,484
						Deposit Average
	USD	18,400	(a)	06/18/13	4.500	3 month LIBOR	127,584	569,920
		1,800	(a)	06/18/13	3 month LIBOR	4.500	(45,641)	(22,593)
		9,800	(a)	06/18/15	5.000	3 month LIBOR	283,137	306,497
		3,900	(a)	06/18/15	3 month LIBOR	5.000	(70,368)	(164,282)
	JPY	208,000		12/20/16	6 month JYOR	1.719	—	(39,717)
	USD	4,100	(a)	06/18/18	5.000	3 month LIBOR	120,505	96,065
		2,800	(a)	06/18/23	3 month LIBOR	5.250	(28,431)	(147,674)
		1,900	(a)	06/18/28	5.250	3 month LIBOR	30,609	79,864
		4,000	(a)	06/18/28	3 month LIBOR	5.250	(177,892)	(54,682)
		2,800	(a)	06/18/38	5.250	3 month LIBOR	127,844	48,527
Merrill Lynch Capital	USD	230	(a)	06/18/13	4.500	3 month LIBOR	7,616	1,103
Markets
	CAD	950	(a)	06/18/13	4.750	3 month CDOR	10,871	14,968
		690	(a)	06/18/13	3 month CDOR	4.750	(16,935)	(1,832)
	GBP	840	(a)	06/18/13	6 month BP	5.250	(27,744)	3,720
Morgan Stanley Capital	USD	470	(a)	06/18/13	4.500	3 month LIBOR	17,147	669
Services, Inc.
	CAD	60	(a)	06/18/13	4.750	3 month CDOR	755	877
	AUD	250	(a)	06/18/13	7.250	6 month BBSW	(1,234)	1,289
	CAD	360	(a)	06/18/13	3 month CDOR	4.750	(4,730)	(5,061)
	JPY	207,000		12/20/16	6 month JYOR	1.728	—	(40,935)
UBS AG London		82,000	(a)	06/18/13	1.250	6 month JYOR	(4,497)	8,817

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	the Fund	Gain (Loss)

UBS AG London	GBP	980	(a)	06/18/13	5.250%	6 month BP	$10,521	$17,507
	AUD	710	(a)	06/18/13	7.250	6 month BBSW	(4,957)	5,114
		1,130	(a)	06/18/13	6 month BBSW	7.250%	(1,048)	589

TOTAL							$(222,531)	$1,107,210

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2008.
CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rates		Upfront Payments
		Amount	Paid (Received)	Termination	received by the	Unrealized
Swap Counterparty	Referenced Obligation	(000s)	by Fund	Date	Fund	Gain (Loss)

Protection Purchased:
Deutsche Bank Securities, Inc.	Argentine Republic 8.280%, 12/31/33	$410	4.786%	09/20/12	$—	$(10,068)
	Argentine Republic 8.280%, 12/31/33	400	4.984	09/20/12	—	(13,577)
JPMorgan Securities, Inc.	Argentine Republic 8.280%, 12/31/33	360	5.055	09/20/12	—	(13,328)
Protection Sold:
Bear Stearns and Co., Inc.	CDX North America Investment Grade Index	15,000	(0.600)	12/20/12	(317,200)	15,226
Credit Suisse First Boston Corp.	ABX.HE AAA 07-1 Index	900	(0.090)	08/25/37	(211,508)	(21,140)
	ABX.HE AAA 07-2 Index	600	(0.760)	01/25/38	(154,500)	(21,534)
Deutsche Bank Securities, Inc.	ABX.HE AAA 06-2 Index	600	(0.110)	05/25/46	(78,002)	(3,914)
JPMorgan Securities, Inc.	Countrywide Home Loans, Inc. 6.000%, 01/24/18	200	(2.300)	03/20/13	(290)	(14,432)

TOTAL					$(761,500)	$(82,767)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TOTAL RETURN INDEX SWAP CONTRACTS

	Notional
	Amount	Termination	Unrealized
Swap Counterparty	(000s)	Date	Gain (Loss)

Banc of America Securities LLC	$8,000	02/04/08	$200,360
	2,000	03/04/08	(172)
	1,000	06/03/08	(51,002)
Deutsche Bank Securities, Inc	4,000	02/04/08	833
	500	06/03/08	(25,475)
JPMorgan Securities, Inc.	10,000	02/04/08	(201,586)

TOTAL			$(77,042)

The fund receives monthly payments based on any positive monthly duration adjusted return of the Banc of America Securities LLC CMBS AAA 10 Yr Index. The fund makes payments on any negative monthly duration adjusted return of such index.

Currency Legend:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
BBSW	— Australian Bank Bill Swap Reference Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CMBS	— Commercial Mortgage-Backed Securities
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
STIB	— Stockholm Interbank Offered Rate

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$144,623,462

Gross unrealized gain	3,443,495
Gross unrealized loss	(1,181,728)

Net unrealized security gain	$2,261,767

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE/MULTI SECTOR TAXABLE FIXED INCOME FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ investments for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     In addition, the Investment Adviser, consistent with applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector, significant fluctuations in foreign markets; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation, and regulatory news such as governmental approvals.
Forward Foreign Currency Exchange Contracts — Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2008, Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income had segregated sufficient cash and/or securities to cover any commitments under these contracts.
Forward Sales Contracts — The Funds may enter into forward security sales of mortgage-backed securities in which the Fund sells securities in the current month for delivery of securities defined by pool-stipulated characteristics on a specified future date. The value of the contract is recorded as a liability on the Fund’s records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the

GOLDMAN SACHS SINGLE/MULTI SECTOR TAXABLE FIXED INCOME FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Fund’s credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2008, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Government Income	$136,900,000

U.S. Mortgages	137,000,000

Core Fixed Income	123,500,000

Investment Grade Credit	7,500,000

Core Plus Fixed Income	16,300,000

GOLDMAN SACHS SINGLE/MULTI SECTOR TAXABLE FIXED INCOME FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$3,000,000,000	2.98%	02/01/08	$3,000,248,333

Banc of America Securities LLC	3,950,000,000	3.00	02/01/08	3,950,329,167

Barclays Capital PLC	4,500,000,000	3.00	02/01/08	4,500,375,000

Bear Stearns & Co.	250,000,000	2.99	02/01/08	250,020,764

Citigroup Global Markets, Inc.	3,000,000,000	2.98	02/01/08	3,000,248,333

Credit Suisse Securities (USA) LLC	1,150,000,000	2.95	02/01/08	1,150,094,236

Deutsche Bank Securities, Inc	6,000,000,000	3.00	02/01/08	6,000,500,000

Greenwich Capital Markets	1,250,000,000	3.00	02/01/08	1,250,104,167

Merrill Lynch & Co., Inc.	2,500,000,000	2.98	02/01/08	2,500,206,944

UBS Securities LLC	4,500,000,000	2.92	02/01/08	4,500,365,000

UBS Securities LLC	380,000,000	3.60	02/01/08	380,038,000

TOTAL				$30,482,529,944

At January 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 4.400% to 5.125%, due 06/13/08 to 06/15/10; Federal Home Loan Mortgage Corp, 4.000% to 9.000%, due 03/01/08 to 01/01/48 and Federal National Mortgage Association, 3.000% to 10.000%, due 03/14/08 to 12/01/47. The aggregate market value of the collateral, including accrued interest, was $31,165,159,976.
Securities Lending — The Funds may lend their securities through an agreement with their custodian, State Street Bank and Trust Company (“SSB”). In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the State Street Navigator Securities Lending Prime Portfolio (the “Portfolio ”). The Portfolio is a private, registered money market fund and is managed by State Street Global Advisors (“SSgA”). The Portfolio has been established primarily for the investment of cash collateral on behalf of funds participating in State Street’s securities lending program and complies with the requirements of Rule 2a-7 of the 1940 Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and SSB receive compensation relating to the lending of the Funds’ securities.
Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

GOLDMAN SACHS SINGLE/MULTI SECTOR TAXABLE FIXED INCOME FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Segregation Transactions — The Funds may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency contracts, futures contracts, swaps contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Funds may invest in the following type of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gain on the Statement of Operations.

GOLDMAN SACHS SINGLE/MULTI SECTOR TAXABLE FIXED INCOME FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (TIPS), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers (CPIU). The adjustments to principal due to inflation are reflected as interest income on the Statements of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	March 28, 2008

* Print the name and title of each signing officer under his or her signature.